UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/18

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

THE COMMERCE FUNDS

Annual Report | October 31, 2018

THE COMMERCE FUNDS
ANNUAL REPORT OCTOBER 31, 2018
Commerce
funds

For Your
Life’s Direction
At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.
We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all stages of your life.
Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.
THE COMMERCE FUNDS
RISK/REWARD LANDSCAPE
Short-Term Government
BOND
National tax-free intermediate bond
Missouri tax-free intermediate bond
Kansas tax-free intermediate bond
Value
Growth
midcap growth
risk
reward
In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.
The reports concerning The Commerce Funds portfolios (each a “Fund” and together, the “Funds”) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2018 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2018. Using a predominantly quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stocks of companies that have had below average price volatility in the past.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had an annual return of 10.23% for the one-year period ended October 31, 2018, slightly underperforming the Russell 1000® Growth Index’s return of 10.71% during the same period. The Russell 1000® Growth Index was one of the strongest U.S. indexes for the period, thanks, in part, to the performance of the technology, health care and retailing related sectors, which accounted for over 60% of the Index.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its technology services sector weight to 24.0% from 20.5%, eliminating the Fund’s underweight to the sector. We made this change because the sector rose 12.0% for the period and the underweight position was hurting Fund performance. The Fund also decreased its health technology weight to 8.8% from 11%, establishing and underweight position to the sector. Much of the reduction was the result of the sale of ABIOMED, Inc, which was sold after being up 115% during the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Stock selection in health technology (9.8% of the Russell 1000® Growth Index) was the largest contributor to the Fund’s performance for the period. The Fund’s holdings in this sector rose 16.4% versus 4.9% for the Fund’s benchmark. The top performers were ABIOMED, Inc and Bio-Teche, which were up 115% and 29%, respectively.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: We positioned the Fund to be underweight in the retail trade sector all year long, as Amazon’s digital disruption of retail caused upheaval and negative sentiment for brick and mortar retail companies. As the year progressed, investors became more comfortable with the future outlook for the sector and the sector’s performance surged 34.3%, ending up as the top performing sector in the Fund’s benchmark. The Fund was also underweighted in big names in the sector, such as Amazon.com and Costco Wholesale, which were up 45% and 43%, respectively.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return(c)	Index
Growth Fund	10.23%	10.71%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2018(b)

Standardized Average Annual Total Return through September 30, 2018(b)	One Year	Five Years	Ten Years
Growth Fund(a)	23.14%	16.49%	12.90%
Russell 1000® Growth Index(c)	26.30%	16.58%	14.31%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
Growth Fund(a)	10.23%	13.45%	14.02%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	0.79%	0.79%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above charts. Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2018) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2019. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2018

Shares	Description	Value
Common Stocks – 97.8%
Commercial Services – 4.5%
21,055	CDK Global, Inc.	$ 1,205,188
5,960	FleetCor Technologies, Inc.*	1,192,179
7,200	Mastercard, Inc. Class A	1,423,224
1,582	Resideo Technologies, Inc.*	33,294
12,800	Visa, Inc. Class A	1,764,480

		5,618,365

Consumer Durables – 1.0%
35,510	Toll Brothers, Inc.	1,195,267

Consumer Non-Durables – 8.3%
22,500	Colgate-Palmolive Co.	1,339,875
7,300	Constellation Brands, Inc. Class A	1,454,379
13,385	Kimberly-Clark Corp.	1,396,056
13,400	PepsiCo, Inc.	1,505,892
33,600	The Coca-Cola Co.	1,608,768
11,135	The Estee Lauder Cos., Inc. Class A	1,530,394
17,280	V. F. Corp.	1,432,166

		10,267,530

Consumer Services – 7.2%
9,430	McDonald’s Corp.	1,668,167
20,825	Rollins, Inc.	1,232,840
30,615	Service Corp. International	1,269,604
28,300	Starbucks Corp.	1,649,041
13,600	The Walt Disney Co.	1,561,688
17,485	Yum! Brands, Inc.	1,580,819

		8,962,159

Electronic Technology – 14.9%
16,300	Amphenol Corp. Class A	1,458,850
37,610	Apple, Inc.	8,231,325
20,825	BWX Technologies, Inc.	1,217,430
27,400	Cadence Design Systems, Inc.*	1,221,218
20,640	FLIR Systems, Inc.	955,838
4,800	Lockheed Martin Corp.	1,410,480
5,140	Northrop Grumman Corp.	1,346,423
11,815	Texas Instruments, Inc.	1,096,786
4,310	The Boeing Co.	1,529,447

		18,467,797

Finance – 4.8%
13,675	Crown Castle International Corp.	1,487,019
19,300	Intercontinental Exchange, Inc.	1,486,872
7,390	Public Storage	1,518,423
14,345	T. Rowe Price Group, Inc.	1,391,322

		5,883,636

Health Services – 3.8%
11,665	HCA Healthcare, Inc.	1,557,627
7,640	Laboratory Corp. of America Holdings*	1,226,602
7,400	UnitedHealth Group, Inc.	1,933,990

		4,718,219

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 8.8%
7,900	Amgen, Inc.	$ 1,523,041
6,100	Becton Dickinson & Co.	1,406,050
6,695	Bio-Techne Corp.	1,122,885
4,315	ICU Medical, Inc.*	1,099,160
11,255	Johnson & Johnson	1,575,587
2,100	Mettler-Toledo International, Inc.*	1,148,322
9,105	Stryker Corp.	1,477,013
6,550	Thermo Fisher Scientific, Inc.	1,530,408

		10,882,466

Industrial Services – 1.2%
16,835	Waste Management, Inc.	1,506,227

Non-Energy Minerals – 0.9%
14,365	Eagle Materials, Inc.	1,060,712

Process Industries – 4.6%
10,080	Ecolab, Inc.	1,543,752
9,970	Linde PLC	1,649,736
19,130	RPM International, Inc.	1,170,182
3,340	The Sherwin-Williams Co.	1,314,190

		5,677,860

Producer Manufacturing – 6.2%
16,500	AMETEK, Inc.	1,106,820
9,490	Honeywell International, Inc.	1,374,342
10,990	Illinois Tool Works, Inc.	1,401,994
5,645	Lennox International, Inc.	1,190,474
7,200	Rockwell Automation, Inc.	1,186,056
5,080	Roper Technologies, Inc.	1,437,132

		7,696,818

Retail Trade – 6.5%
3,150	Amazon.com, Inc.*	5,033,732
13,945	Dollar General Corp.	1,553,194
8,300	The Home Depot, Inc.	1,459,804

		8,046,730

Technology Services – 24.0%
5,900	Adobe Systems, Inc.*	1,449,984
4,675	Alphabet, Inc. Class A*	5,098,461
6,700	ANSYS, Inc.*	1,001,985
10,400	Automatic Data Processing, Inc.	1,498,432
20,410	Cognizant Technology Solutions Corp. Class A	1,408,902
19,040	Facebook, Inc. Class A*	2,890,082
14,385	Fidelity National Information Services, Inc.	1,497,479
19,000	Fiserv, Inc.*	1,506,700
13,200	Guidewire Software, Inc.*	1,174,404
8,010	Jack Henry & Associates, Inc.	1,200,138
55,555	Microsoft Corp.	5,933,830
20,700	Paychex, Inc.	1,355,643
20,975	RealPage, Inc.*	1,111,675
10,275	Salesforce.com, Inc.*	1,410,141
8,120	VeriSign, Inc.*	1,157,425

		29,695,281

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.1%
12,565	United Parcel Service, Inc. Class B	$ 1,338,675

TOTAL COMMON STOCKS
(Cost $88,555,599)		$121,017,742

Exchange Traded Fund – 1.3%
11,185	iShares Russell 1000 Growth ETF
(Cost $1,733,742)		$ 1,589,165

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
Fixed Income Clearing Corp.
$1,164,000	0.420%	11/01/18	$1,164,000
Maturity Value: $1,164,014
(Cost $1,164,000)

TOTAL INVESTMENTS – 100.0%
(Cost $91,453,341)			$123,770,907

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(3,228)

NET ASSETS – 100.0%			$123,767,679

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $1,250,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $1,189,369.

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

Technology Services	24.0%	18.4%
Electronic Technology	14.9	15.1
Health Technology	8.8	7.8
Consumer Non-Durables	8.3	8.5
Consumer Services	7.2	7.8
Retail Trade	6.5	7.6
Producer Manufacturing	6.2	7.8
Finance	4.8	9.9
Process Industries	4.6	4.5
Commercial Services	4.5	1.0
Health Services	3.8	4.6
Exchange Traded Fund	1.3	—
Industrial Services	1.2	1.2
Transportation	1.1	1.2
Consumer Durables	1.0	2.2
Non-Energy Minerals	0.9	—
Repurchase Agreements	0.9	1.2
Communications	—	1.2

TOTAL INVESTMENTS	100.0%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2018. Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stocks within the Russell 1000® Value Index (“Index”) universe that have an above average dividend yield, as determined by the Adviser.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 6.22% over the 12-month period ended October 31, 2018 outperforming the Russell 1000® Value Index, which returned 3.03% during the same period. Stock selection had the greatest positive effect on the Fund’s outperformance over the year.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were a few adjustments made to the Fund’s sector allocations during the 12-month period. The health technology sector moved from a weighting of 11.8% to 15.6%, with the purchase of Eli Lily and Company and Gilead Sciences, Inc. In addition, the weighting of the consumer services sector went from 2.0% to 4.4%, with the purchase of Starbucks Corporation. These changes helped the Fund to outperform the Fund’s benchmark, as both were among the top performing sectors for the year. The two largest reductions in the Fund’s weightings were made to electronic technology, which went from 8.1% to 5.5% with the sale of Boeing Company, and utilities, which went from 7.8% to 4.1% with the sale of PPL Corporation and Southern Company. The utilities and electronic technology sectors returned 1.52% and 9.48%, respectively over the 12-month period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund benefited from security selection within the retail trade and health technology sectors, with overweight positions to Macy’s Inc, Walmart Inc., Kohl’s Corporation, Merck & Co., Eli Lily and Company and Pfizer Inc returning 33.07%, 20.64%, 18.32%, 37.94%, 27.79%, and 27.38%, respectively. General Electric Company ended October representing only 0.7% of the Russell 1000® Value Index, after collapsing 48.19% over the preceding 12 months. General Electric Company represented only 0.7% of the Index at the end of October, after collapsing 48.19% over the last 12 months.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s sector allocation was the primary detractor of performance. The health services sector, which represented 2.2% of the Russell 1000® Value Index, was the top performing sector, returning 30.62% for the period, but the Fund’s 0.0% allocation to the sector detracted performance. In addition, the Fund was overweight in the consumer non-durables sector, which was among the poorest performing sectors for the period, returning -1.74%.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE VALUE FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return(c)	Index
Value Fund	6.22%	3.03%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2018(b)

Standardized Average Annual Total Return through September 30, 2018(b)	One Year	Five Years	Ten Years
Value Fund(a)	11.15%	10.93%	10.57%
Russell 1000® Value Index(c)	9.45%	10.72%	9.79%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
Value Fund(a)	6.22%	8.84%	12.06%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.71%	0.75%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2018) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2019. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2018

Shares	Description	Value
Common Stocks – 97.0%
Communications – 4.9%
200,000	AT&T, Inc.	$ 6,136,000
83,000	Verizon Communications, Inc.	4,738,470

		10,874,470

Consumer Non-Durables – 6.0%
38,500	Kimberly-Clark Corp.	4,015,550
40,000	PepsiCo, Inc.	4,495,200
53,500	Procter & Gamble Co.	4,744,380

		13,255,130

Consumer Services – 4.4%
28,500	McDonald’s Corp.	5,041,650
82,000	Starbucks Corp.	4,778,140

		9,819,790

Distribution Services – 2.0%
44,500	Genuine Parts Co.	4,357,440

Electronic Technology – 5.5%
95,000	Cisco Systems, Inc.	4,346,250
13,000	Lockheed Martin Corp.	3,820,050
43,000	Texas Instruments, Inc.	3,991,690

		12,157,990

Energy Minerals – 9.5%
76,500	Chevron Corp.	8,541,225
108,000	Exxon Mobil Corp.	8,605,440
57,000	Occidental Petroleum Corp.	3,822,990

		20,969,655

Finance – 28.1%
95,000	Aflac, Inc.	4,091,650
31,000	Ameriprise Financial, Inc.	3,944,440
60,000	Arthur J. Gallagher & Co.	4,440,600
90,000	BB&T Corp.	4,424,400
39,000	CME Group, Inc.	7,146,360
59,000	JPMorgan Chase & Co.	6,432,180
257,000	People’s United Financial, Inc.	4,024,620
78,000	Principal Financial Group, Inc.	3,671,460
59,500	Ryder System, Inc.	3,290,945
41,000	T. Rowe Price Group, Inc.	3,976,590
83,000	U.S. Bancorp.	4,338,410
145,000	Wells Fargo & Co.	7,718,350
69,000	WP Carey, Inc.	4,554,690

		62,054,695

Health Technology – 15.6%
33,500	Amgen, Inc.	6,458,465
42,000	Eli Lilly & Co.	4,554,480
61,000	Gilead Sciences, Inc.	4,158,980
48,000	Johnson & Johnson	6,719,520
64,000	Merck & Co., Inc.	4,711,040
181,000	Pfizer, Inc.	7,793,860

		34,396,345

Industrial Services – 1.9%
65,000	ONEOK, Inc.	4,264,000

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 3.8%
27,000	Air Products & Chemicals, Inc.	$ 4,167,450
77,500	Sonoco Products Co.	4,229,950

		8,397,400

Producer Manufacturing – 3.6%
21,500	3M Co.	4,090,590
57,500	Emerson Electric Co.	3,903,100

		7,993,690

Retail Trade – 4.1%
56,500	Kohl’s Corp.	4,278,745
47,000	Walmart, Inc.	4,713,160

		8,991,905

Technology Services – 1.8%
60,000	Paychex, Inc.	3,929,400

Transportation – 1.8%
38,000	United Parcel Service, Inc. Class B	4,048,520

Utilities – 4.0%
62,500	Dominion Energy, Inc.	4,463,750
26,000	NextEra Energy, Inc.	4,485,000

		8,948,750

TOTAL COMMON STOCKS
(Cost $193,633,322)		$214,459,180

Exchange Traded Fund – 2.7%
50,000	iShares Russell 1000 Value Index Fund
(Cost $6,124,625)		$ 6,004,500

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
Fixed Income Clearing Corp.
$647,000	0.420%	11/01/18	$647,000
Maturity Value: $647,008
(Cost $ 647,000)

TOTAL INVESTMENTS – 100.0%
(Cost $200,404,947)			$221,110,680

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			78,044

NET ASSETS – 100.0%			$221,188,724

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $ 695,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $661,289.

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

Finance	28.1%	26.3%
Health Technology	15.6	12.0
Energy Minerals	9.5	9.6
Consumer Non-Durables	6.0	8.4
Electronic Technology	5.5	8.2
Communications	4.9	5.5
Consumer Services	4.4	2.1
Retail Trade	4.1	2.6
Utilities	4.0	7.9
Process Industries	3.8	4.1
Producer Manufacturing	3.6	4.2
Exchange Traded Fund	2.7	2.4
Distribution Services	2.0	—
Industrial Services	1.9	1.9
Technology Services	1.8	2.1
Transportation	1.8	—
Repurchase Agreements	0.3	—
Commercial Services	—	1.8
Consumer Durables	—	1.9

TOTAL INVESTMENTS	100.0%	101.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

Mid-Cap Growth Fund Overview

We present you with the annual report for the Commerce Mid-Cap Growth Fund for the one-year period ended October 31, 2018. Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stock of companies that have had below-average price volatility in the past.

A conversation with Joe Williams, Portfolio Manager of the Mid-Cap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had an annual return of 7.04% for the one-year period ended October 31, 2018, outperforming the Russell MidCap® Growth Index’s return of 6.14% during the same period. The Russell MidCap® Growth Index reached all-time highs during the period, driven by strong performance of technology, health care, and retail stocks.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund increased its weight in the technology services sector to 22% from 11%. During the period, technology services’ weight in the benchmark grew from 15% to 21%, so despite the Fund’s 11% increase to the sector, it was still only 1% overweight to the technology services sector. The Fund also reduced its producer manufacturing sector weight to 8% from 11%. This reduced the Fund’s overweight position to the sector to only 1%. The sector declined 8.9%, although the Fund’s holdings in the sector only declined 7.4%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund was underweight the electronic technology sector by approximately 3% for the year, and the sector underperformed the Fund’s benchmark by 5%. While the sector underperformed, the Fund was able to add 1.4% to performance by owning well-performing stocks such as

HEICO Corporation and Motorola Solutions, which were up 45% and 38%, respectively, and avoiding big losers such as Lam Research Corp and Coherent, Inc, which were down 30% and 53%, respectively, during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund was underweight in the retail trade sector all year long as Amazon’s digital disruption of retail caused upheaval and negative sentiment for brick and mortar retail companies. As the year progressed, investors became more comfortable with the future outlook for the sector and the sector’s performance surged 33.6%, ending up as one of the top performing sectors in the Fund’s benchmark. The Fund also didn’t own the top performing stocks in the sector such as Lululemon Athletica and Advance Auto Parts, which were up 129% and 96%, respectively.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return(c)	Index
MidCap Growth	7.04%	6.14%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2018(b)

Standardized Average Annual Total Return through September 30, 2018(b)	One Year	Five Years	Ten Years
MidCap Growth(a)	19.03%	13.31%	12.47%
Russell MidCap® Growth Index(c)	21.10%	13.00%	13.46%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
MidCap Growth(a)	7.04%	10.59%	14.10%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	0.83%	0.83%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense limitations) and gross (before applicable fee waivers and/or expense limitations), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2018) and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2018

Shares	Description	Value
Common Stocks – 98.3%
Commercial Services – 8.8%
18,630	Bright Horizons Family Solutions, Inc.(a)	$ 2,140,773
16,885	Charles River Laboratories International, Inc.(a)	2,056,931
9,370	FactSet Research Systems, Inc.	2,096,631
9,750	FleetCor Technologies, Inc.(a)	1,950,293
35,300	KAR Auction Services, Inc.	2,009,982
16,525	Morningstar, Inc.	2,062,320
12,295	MSCI, Inc.	1,848,922

		14,165,852

Consumer Durables – 1.3%
82,570	PulteGroup, Inc.	2,028,745

Consumer Non-Durables – 5.4%
36,110	Church & Dwight Co., Inc.	2,143,851
15,435	International Flavors & Fragrances, Inc.	2,232,827
16,650	McCormick & Co., Inc.	2,397,600
23,505	V. F. Corp.	1,948,094

		8,722,372

Consumer Services – 8.6%
29,580	Dunkin’ Brands Group, Inc.	2,146,325
26,780	Hilton Worldwide Holdings, Inc.	1,905,933
34,685	Rollins, Inc.	2,053,352
49,345	Service Corp. International	2,046,337
31,550	Six Flags Entertainment Corp.	1,699,283
126,285	The Wendy’s Co.	2,177,153
7,680	Vail Resorts, Inc.	1,930,138

		13,958,521

Distribution Services – 1.2%
12,805	Pool Corp.	1,866,329

Electronic Technology – 10.8%
22,735	Amphenol Corp. Class A	2,034,783
34,585	BWX Technologies, Inc.	2,021,839
47,620	Cadence Design Systems, Inc.(a)	2,122,423
35,480	FLIR Systems, Inc.	1,643,079
24,925	Fortive Corp.	1,850,681
23,770	HEICO Corp.	1,992,639
36,430	Maxim Integrated Products, Inc.	1,822,229
16,885	Motorola Solutions, Inc.	2,069,426
5,885	TransDigm Group, Inc.(a)	1,943,521

		17,500,620

Finance – 8.7%
22,910	Comerica, Inc.	1,868,540
40,120	Eaton Vance Corp.	1,807,406
24,725	Extra Space Storage, Inc.	2,226,733
62,740	Gaming and Leisure Properties, Inc.	2,113,710
20,385	Northern Trust Corp.	1,917,617
13,505	SBA Communications Corp.(a)	2,190,106
19,395	T. Rowe Price Group, Inc.	1,881,121

		14,005,233

Shares	Description	Value
Common Stocks – (continued)
Health Services – 2.5%
6,925	Chemed Corp.	$ 2,107,485
12,600	Laboratory Corp. of America Holdings(a)	2,022,930

		4,130,415

Health Technology – 8.8%
11,065	Bio-Techne Corp.	1,855,822
65,965	Bruker Corp.	2,066,683
8,165	ICU Medical, Inc.(a)	2,079,870
3,540	Mettler-Toledo International, Inc.(a)	1,935,743
8,060	The Cooper Cos., Inc.	2,081,978
19,275	Varian Medical Systems, Inc.(a)	2,300,857
17,830	West Pharmaceutical Services, Inc.	1,888,554

		14,209,507

Process Industries – 3.4%
44,515	Crown Holdings, Inc.(a)	1,882,539
32,045	RPM International, Inc.	1,960,193
51,945	Sealed Air Corp.	1,680,940

		5,523,672

Producer Manufacturing – 8.1%
26,500	AMETEK, Inc.	1,777,620
46,180	Graco, Inc.	1,876,293
13,885	IDEX Corp.	1,760,896
14,925	Nordson Corp.	1,830,850
11,035	Rockwell Automation, Inc.	1,817,795
7,080	Roper Technologies, Inc.	2,002,932
34,875	The Toro Co.	1,964,509

		13,030,895

Retail Trade – 6.4%
26,885	Best Buy Co., Inc.	1,886,252
22,855	Carter’s, Inc.	2,193,623
20,025	Dollar General Corp.	2,230,384
22,240	Ross Stores, Inc.	2,201,760
17,120	Tiffany & Co.	1,905,456

		10,417,475

Technology Services – 22.0%
11,880	ANSYS, Inc.(a)	1,776,654
40,565	Black Knight, Inc.(a)	1,978,355
24,340	CDW Corp.	2,190,844
33,975	Cerner Corp.(a)	1,946,088
19,645	Citrix Systems, Inc.(a)	2,013,023
5,165	CoStar Group, Inc.(a)	1,866,734
19,605	Fidelity National Information Services, Inc.	2,040,881
26,620	Fiserv, Inc.(a)	2,110,966
17,045	Global Payments, Inc.	1,947,050
13,615	Jack Henry & Associates, Inc.	2,039,936
28,815	Paychex, Inc.	1,887,094
34,700	RealPage, Inc.(a)	1,839,100
11,430	ServiceNow, Inc.(a)	2,069,287
39,415	SS&C Technologies Holdings, Inc.	2,016,471
21,800	Synopsys, Inc.(a)	1,951,754

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
22,155	Total System Services, Inc.	$ 2,019,428
13,565	VeriSign, Inc.(a)	1,933,555
11,155	WEX, Inc.(a)	1,962,834

		35,590,054

Transportation – 2.3%
22,220	CH Robinson Worldwide, Inc.	1,978,247
17,880	Landstar System, Inc.	1,789,609

		3,767,856

TOTAL COMMON STOCKS
(Cost $136,963,648)		$158,917,546

Exchange Traded Fund – 0.5%
7,250	iShares Russell Midcap Growth Index Fund
(Cost $992,488)		$ 885,588

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.3%
Repurchase Agreement – 1.3%
Fixed Income Clearing Corp.
$2,020,000	0.420%	11/01/18	$2,020,000
Maturity Value: $2,020,024
(Cost $2,020,000)

TOTAL INVESTMENTS – 100.1%
(Cost $139,976,136)			$161,823,134

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(104,451)

NET ASSETS – 100.0%			$161,718,683

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $2,170,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $2,064,744.

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

Technology Services	22.0%	9.6%
Electronic Technology	10.8	10.1
Commercial Services	8.8	8.6
Health Technology	8.8	9.5
Finance	8.7	12.0
Consumer Services	8.6	6.1
Producer Manufacturing	8.1	10.0
Retail Trade	6.4	2.6
Consumer Non-Durables	5.4	9.3
Process Industries	3.4	4.8
Health Services	2.5	3.4
Transportation	2.3	2.2
Consumer Durables	1.3	7.1
Distribution Services	1.2	—
Repurchase Agreements	1.3	1.5
Exchange Traded Fund	0.5	1.8
Energy Minerals	—	1.4

TOTAL INVESTMENTS	100.1%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2018.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2018, the Fund generated a cumulative total return of -1.80%. This return compares to the -2.05% cumulative total return of the Bloomberg Barclays U.S. Aggregate Bond Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed its benchmark during the reporting period. Most of the outperformance was attributable to maintaining the Fund’s target duration below the benchmark’s duration. On the other hand, the Fund’s performance was hindered by spread widening in the corporate bond sector.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s exposure to Treasuries was increased and exposure to corporate bonds was decreased during the period.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Reducing the overweight position in corporate bonds and maintaining an overweight in the asset-backed securities sector during the period helped enhance the Fund’s return. Lowering the Fund’s average duration relative to its benchmark also assisted with performance.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Maintaining an overweight position in corporate bonds and an overweight in BBB rated holdings had a negative impact on performance. Volatility rose during the period as the Fed increased interest rates and tariffs raised concerns about trade wars. Risk premiums demanded by investors increased leading to spread widening for corporate bonds and declining bond prices.

COMMERCE BOND FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return(c)	Index
Bond Fund	–1.80%	–2.05%	Bloomberg Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2018(b)

Standardized Average Annual Total Return through September 30, 2018(b)	One Year	Five Years	Ten Years
Bond Fund(a)	–0.67%	2.67%	4.96%
Bloomberg Barclays U.S. Aggregate Bond Index(c)	–1.22%	2.16%	3.77%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
Bond Fund(a)	–1.80%	2.33%	5.14%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.66%	0.66%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2018) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2019. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 17.3%
Automotive(a) – 2.6%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$5,107,799
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	4,108,691
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	6,837,026
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,433,400
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,833,242
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,806,224

			28,126,382

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,587,421

Home Equity – 1.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
(1M USD LIBOR + 0.780%)
1,110,474	2.996	01/25/35	1,113,195
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(d)
849,623	4.388	05/25/34	857,215
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(d)
279,062	4.250	09/25/33	285,458
Irwin Home Equity Series 2005-A, Class A3(b)
(1M USD LIBOR + 0.760%)
563,616	2.976	02/25/34	557,795
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
(1M USD LIBOR + 0.675%)
4,121,739	2.891	12/25/34	4,032,836
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)(c)
6,059,724	4.000	08/27/57	6,072,039
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(d)
1,124,099	5.140	11/25/35	1,161,574
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(d)
1,666,847	7.490	07/25/29	1,681,653
Terwin Mortgage Trust Series 2005-16HE, Class AF2(d)
23,665	4.761	09/25/36	23,654

			15,785,419

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
760,423	6.220	03/01/30	797,270

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1998-3, Class A6(b)(c)
$ 94,979	6.760%	03/01/30	$99,402
Lehman Manufactured Housing Contract Series 2001-B, Class A3
15,037	4.350	04/15/40	15,084
Mid-State Trust Series 2011, Class A1
207,323	4.864	07/15/38	217,937

			1,129,693

Other – 9.1%
ARL Second LLC Series 2014-1A, Class A1(a)
1,638,437	2.920	06/15/44	1,604,275
CAL Funding III Ltd. Series 2018-1A, Class A(a)
5,133,333	3.960	02/25/43	4,986,852
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(d)
1,468,624	5.907	06/25/32	1,439,709
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
(1M USD LIBOR + 0.460%)
4,269,292	2.676	12/25/33	4,260,253
CLI Funding LLC Series 2018-1A, Class A(a)
1,184,955	4.030	04/18/43	1,171,791
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
(1M USD LIBOR + 0.200%)
545,083	2.416	02/25/37	506,571
Cronos Containers Program Ltd. Series 2013-1A, Class A(a)
450,000	3.080	04/18/28	441,693
Cronos Containers Program Ltd. Series 2014-2A, Class A(a)
2,824,074	3.270	11/18/29	2,767,859
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,418,750	4.118	07/25/47	6,283,892
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1(a)
95,833	1.950	11/25/39	95,688
Equity One ABS, Inc. Series 2004-2, Class AF5(d)
449,620	5.699	07/25/34	451,763
Global SC Finance IV Ltd. Series 2017-1A, Class A(a)
2,227,972	3.850	04/15/37	2,181,638
Global SC Finance SRL Series 2013-1A, Class A(a)
1,323,000	2.980	04/17/28	1,296,894
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
321,839	1.730	06/20/19	321,431
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(a)
1,250,000	2.600	06/15/21	1,237,366
Harvest SBA Loan Trust Series 2018-1, Class A(a)(b)(c)
(1M USD LIBOR + 2.250%)
4,769,280	4.466	08/25/44	4,776,911

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
Invitation Homes Trust Series 2018-SFR2, Class A(a)(b)
(1M USD LIBOR + 0.900%)
$ 4,668,244	3.180%	06/17/37	$4,673,720
Jimmy Johns Funding LLC Series 2017-1A, Class A2I(a)
4,937,500	3.610	07/30/47	4,866,746
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
(1M USD LIBOR + 0.620%)
227,322	2.836	08/25/33	227,505
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
3,687,356	2.980	01/15/45	3,610,340
Longtrain Leasing III LLC Series 2015-1A, Class A2(a)
5,000,000	4.060	01/15/45	4,940,152
NP SPE II LLC Series 2016-1A, Class A1(a)
3,127,153	4.164	04/20/46	3,112,369
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,486,291	3.067	11/12/32	3,446,356
Sofi Consumer Loan Program Trust Series 2018 3, Class A2(a)
5,000,000	3.670	08/25/27	4,992,158
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	7,730,240
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
(1M USD LIBOR + 1.125%)
582,793	3.341	06/25/33	584,215
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(d)
544,378	5.750	06/25/35	550,043
TAL Advantage V LLC Series 2014-3A, Class A(a)
3,041,667	3.270	11/21/39	2,969,338
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)(c)
5,000,000	3.250	11/25/60	4,831,546
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)(c)
3,754,608	2.750	04/25/55	3,694,570
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)(c)
1,069,823	3.000	08/25/55	1,048,054
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)(c)
3,166,239	2.250	04/25/56	3,082,373
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(c)
1,850,000	3.000	07/25/57	1,740,561
Trafigura Securitisation Finance PLC Series 2018-1A, Class A2(a)
4,335,000	3.730	03/15/22	4,329,971
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(a)
1,490,000	4.072	02/16/43	1,485,734
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
(1M USD LIBOR + 0.250%)
831,246	2.466	07/25/36	829,795
Wendys Funding LLC Series 2018-1A, Class A2I(a)
2,977,500	3.573	03/15/48	2,858,460

			99,428,832

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan – 3.6%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
$ 2,158,377	2.890%	06/25/40	$2,112,472
DRB Prime Student Loan Trust Series 2017-A, Class A2B(a)
4,550,000	2.850	05/27/42	4,413,898
Massachusetts Educational Financing Authority Series 2018-A, Class A
5,000,000	3.850	05/25/33	4,877,850
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
5,666,878	2.650	12/15/28	5,564,516
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(a)
1,125,000	3.190	02/18/42	1,096,523
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
(3M USD LIBOR + 0.750%)
595,761	3.089	10/30/45	592,093
SLM Student Loan Trust Series 2011-A, Class A2(a)
221,465	4.370	04/17/28	221,687
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
2,995,078	2.740	10/25/32	2,944,489
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,779,912
Sofi Professional Loan Program Trust Series 2018-C, Class A2FX(a)
6,000,000	3.590	01/25/48	5,961,577
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
(1M USD LIBOR + 1.500%)
3,220,017	3.716	01/25/36	3,244,691
Towd Point Asset Trust Series 2018-SL1, Class A(a)(b)(c)
(1M USD LIBOR + 0.60%)
3,396,489	2.816	01/25/46	3,376,548

			39,186,256

TOTAL ASSET-BACKED SECURITIES
(Cost $190,294,674)			$189,244,003

Municipal Bond Obligations – 5.4%
Alaska(e) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$1,262,110

California(e) – 1.3%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,733,920
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(f)
5,000,000	0.000	08/01/38	2,247,750
Foothill-De Anza CA Community College District GO Bonds (Taxable — Election of 2006) Series E
1,730,000	3.223	08/01/38	1,533,265

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California(e) – (continued)
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
$ 3,000,000	6.507%	08/01/43	$3,894,750
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,031,840

			14,441,525

Connecticut – 0.3%
Connecticut State GO Bonds Unlimited (Taxable) Series A
3,500,000	3.743	09/15/25	3,474,135

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,016,020

Idaho(e) – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(a)
4,100,000	7.000	01/01/31	4,378,226
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,464,165

			5,842,391

Illinois – 0.1%
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,109,770

Kentucky(e) – 0.2%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,493,521

Maryland(e) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,020,100

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,731,438
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(e)
1,500,000	5.875	05/01/22	1,570,110

			3,301,548

Mississippi(e) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,434,308

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(e)
2,500,000	5.792	11/01/41	3,037,625

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(e)
$ 2,800,000	4.820%	05/01/23	$2,944,676
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,368,228

			7,350,529

Nevada(e) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,608,199

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,268,913

New York – 0.5%
New York GO Build America Bonds Series 2010(e)
2,000,000	4.908	06/01/21	2,079,980
1,055,000	5.008	06/01/22	1,111,516
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,600,000

			5,791,496

Pennsylvania(e) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,527,160

South Carolina(e) – 0.1%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
475,000	4.000	07/01/34	477,484

Washington(e) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,892,820

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $56,201,279)			$59,312,029

Mortgage-Backed Obligations – 25.5%
Collateralized Mortgage Obligations – 19.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)(c)
$ 454,560	3.974%	04/25/35	$459,186
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)(c)
1,188,978	3.000	04/25/45	1,171,470
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)(c)
2,697,369	3.500	12/25/45	2,664,388

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)(c)
$ 1,308,173	3.500%	03/25/46	$1,256,772
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)(c)
3,677,645	3.500	11/25/44	3,572,269
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
191,244	5.500	11/25/20	190,919
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
35,455	6.000	04/25/36	35,546
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
(1M USD LIBOR + 0.700%)
784,856	2.916	09/25/34	784,250
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)(c)
1,417,998	4.232	11/25/35	1,238,171
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(d)
283,922	5.750	01/25/34	284,098
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
10,032	5.500	08/25/21	10,082
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
680,251	6.750	08/25/34	713,604
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)(c)
365,440	4.123	12/25/35	336,314
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)(c)
161,374	3.801	04/25/37	153,097
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)(c)
2,062,702	3.500	06/25/58	2,039,073
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
20,960	5.500	07/25/36	20,966
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
74,895	5.250	09/25/19	74,813
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
43,506	6.500	08/25/32	44,746
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
86,597	6.000	07/25/37	84,199
Countrywide Home Loans Trust Series 2005-27, Class 2A1
704,544	5.500	12/25/35	583,483
Countrywide Home Loans Trust Series 2005-6, Class 2A1
186,972	5.500	04/25/35	180,300
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
(1M USD LIBOR + 0.540%)
869,861	2.756	03/25/35	834,330
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
237,681	5.250	07/25/33	241,813

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
$ 1,988,576	5.500%	07/25/35	$2,001,485
CSMC Trust Series 2014-WIN2, Class A3(a)(b)(c)
3,430,294	3.500	10/25/44	3,295,312
CSMC Trust Series 2017-HL2, Class A1(a)(b)(c)
4,558,317	3.500	10/25/47	4,352,409
CSMC Trust Series 2017-HL2, Class A3(a)(b)(c)
4,234,646	3.500	10/25/47	4,152,697
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)(c)
2,534,385	3.000	06/25/43	2,387,086
FHLMC REMIC PAC Series 1579, Class PM
58,609	6.700	09/15/23	62,050
FHLMC REMIC PAC Series 2103, Class TE
54,649	6.000	12/15/28	59,123
FHLMC REMIC PAC Series 2110, Class PG
268,745	6.000	01/15/29	287,619
FHLMC REMIC Series 2391, Class Z
719,056	6.000	12/15/31	786,447
FHLMC REMIC Series 2603, Class C
241,324	5.500	04/15/23	249,631
FHLMC REMIC Series 2866, Class DH
137,157	4.000	09/15/34	137,341
FHLMC REMIC Series 4088, Class EP
3,860,785	2.750	09/15/41	3,681,978
FHLMC REMIC Series 4272, Class DG
1,308,396	3.000	04/15/43	1,264,929
FHLMC REMIC Series 4370, Class PA
1,268,996	3.500	09/15/41	1,246,759
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	259,223
FHLMC REMIC Series 4710, Class WA
676,584	3.500	03/15/44	672,404
FHLMC REMIC Series 4770, Class JH
2,119,716	4.500	10/15/45	2,178,932
FHLMC REMIC Series 4792, Class AC
1,008,197	3.500	05/15/48	994,826
FHLMC SLST Series 2018 1, Class A2
1,245,000	3.500	06/25/28	1,208,272
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,262,070	5.500	05/25/35	1,120,776
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(b)(c)
9,493,932	3.500	04/25/48	9,097,352
FNMA REMIC FNIC PAC Series 2001-45, Class WG
42,571	6.500	09/25/31	46,318
FNMA REMIC PAC Series 2003-117, Class KB
2,795,825	6.000	12/25/33	3,044,843
FNMA REMIC PAC Series 2003-14, Class AP
42,001	4.000	03/25/33	41,963

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC PAC Series 2004-53, Class NC
$ 324,226	5.500%	07/25/24	$335,810
FNMA REMIC Series 2003-83, Class PG
3,633	5.000	06/25/23	3,629
FNMA REMIC Series 2015-2, Class PA
4,074,576	2.250	03/25/44	3,864,828
FNMA REMIC Series 2015-30, Class JA
2,866,463	2.000	05/25/45	2,628,974
FNMA REMIC Series 2016-16, Class PD
5,105,147	3.000	12/25/44	4,885,392
FNMA REMIC Series 2017-110, Class A
13,385,828	3.500	03/25/38	13,225,386
FNMA Series 2003-W6, Class 3A
117,264	6.500	09/25/42	128,069
GNMA REMIC Series 2015-167, Class KM
334,806	3.000	12/20/43	325,538
GNMA REMIC Series 2015-94, Class AT
1,151,483	2.250	07/16/45	1,078,554
GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,193,293
GNMA REMIC Series 2018-37, Class KT
1,411,227	3.500	03/20/48	1,386,757
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
(1M USD LIBOR + 0.340%)
536,689	2.556	12/25/34	511,637
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)(c)
130,008	3.607	06/25/34	128,168
Impac CMB Trust Series 2003-2F, Class A(d)
310,379	5.730	01/25/33	317,795
Impac CMB Trust Series 2004-4, Class 1A1(b)
(1M USD LIBOR + 0.640%)
825,214	2.856	09/25/34	820,001
Impac CMB Trust Series 2004-4, Class 2A2(d)
1,805,748	4.643	09/25/34	1,851,874
Impac Secured Assets Corp. Series 2004-2, Class A6(d)
23,520	4.087	08/25/34	23,608
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,185,841	6.000	03/25/36	996,770
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)(c)
307,891	3.707	04/25/37	285,915
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)(c)
1,898,819	3.406	07/25/43	1,830,135
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)(c)
2,007,114	3.000	06/25/29	1,966,110
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)(c)
2,566,048	3.500	10/25/45	2,528,245
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(b)(c)
10,263,727	3.500	08/25/47	9,860,393
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(b)(c)
3,030,035	3.500	11/25/48	2,910,964

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2017-4, Class A5(a)(b)(c)
$ 2,434,055	3.500%	11/25/48	$2,384,517
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(b)(c)
8,449,775	3.500	12/25/48	8,112,443
JPMorgan Mortgage Trust Series 2018-4, Class A5(a)(b)(c)
4,731,265	3.500	10/25/48	4,629,061
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)(c)
451,827	4.123	07/25/33	450,354
Master Alternative Loans Trust Series 2004-4, Class 1A1
126,705	5.500	05/25/34	130,849
Master Alternative Loans Trust Series 2004-4, Class 8A1
787,065	6.500	05/25/34	823,635
Master Alternative Loans Trust Series 2004-9, Class A6(d)
56,781	5.643	08/25/34	58,400
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(a)(b)(c)
3,726,891	3.500	05/25/48	3,630,620
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)(c)
227,591	3.753	03/25/33	224,231
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)(c)
902,576	5.461	11/25/35	836,119
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
844,134	6.000	08/25/37	665,743
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)(c)
2,099,113	3.250	07/25/43	2,045,896
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
(1M USD LIBOR + 2.250%)
1,386,627	4.466	05/25/38	1,374,157
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)(c)
511,978	5.072	11/25/21	466,766
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)(c)
22,998	4.787	07/25/35	22,732
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
(1M USD LIBOR + 0.500%)
218,842	2.716	07/25/35	187,674
Residential Asset Securitization Trust Series 2004-A6, Class A1
112,634	5.000	08/25/19	111,659
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
135,476	5.500	11/25/35	127,318
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
462,712	5.750	12/25/35	433,400

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
$ 131,452	5.500%	12/25/21	$132,745
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,527,862	3.000	07/25/56	4,372,562
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
(1M USD LIBOR + 0.620%)
381,103	2.785	11/20/34	378,119
Sequoia Mortgage Trust Series 2012-2, Class A3(b)(c)
1,097,073	3.500	04/25/42	1,060,132
Sequoia Mortgage Trust Series 2013-2, Class A1(b)(c)
2,552,754	1.874	02/25/43	2,224,187
Sequoia Mortgage Trust Series 2013-6, Class A1(b)(c)
4,609,976	2.500	05/25/43	4,269,272
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)(c)
4,020,029	3.500	05/25/45	3,958,313
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)(c)
3,594,911	3.500	07/25/45	3,544,216
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)(c)
2,567,794	3.000	07/25/45	2,435,393
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)(c)
2,186,560	3.000	11/25/30	2,133,947
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)(c)
2,842,934	3.500	11/25/46	2,731,215
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(c)
5,739,315	3.500	02/25/47	5,622,508
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(b)(c)
3,264,182	3.500	08/25/47	3,137,949
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(b)(c)
9,315,747	3.500	09/25/47	8,938,021
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(b)(c)
3,106,267	3.500	02/25/48	2,990,801
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(b)(c)
8,584,721	3.500	10/25/47	8,255,034
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)(c)
843,054	4.245	10/25/34	846,500
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)(c)
140,728	4.376	04/25/34	141,748
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)(c)
284,813	4.282	10/25/33	290,307
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)(c)
404,536	4.254	11/25/33	406,267
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)(c)
260,282	4.572	11/25/33	259,908
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
284,552	5.500	06/25/20	278,437

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)(c)
$ 209,474	4.675%	09/25/35	$203,924
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
122,912	5.250	03/25/37	125,271
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)(c)
9,006,135	3.500	08/20/45	8,657,850
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)(c)
2,468,443	3.500	08/20/45	2,446,910
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)(c)
4,454,536	3.500	01/20/46	4,318,380

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $214,862,847)			$213,566,999

Commercial Mortgage Obligations – 3.6%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 2,708,974	2.962%	11/10/46	$2,706,825
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
4,803,365	2.674	04/10/48	4,766,747
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
606,959	2.904	10/10/46	606,451
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
2,547,688	3.147	02/10/47	2,546,060
Commercial Mortgage Trust Series 2012-CR4, Class A2
439,269	1.801	10/15/45	422,499
Commercial Mortgage Trust Series 2014-CR15, Class A2
3,392,606	2.928	02/10/47	3,388,230
Commercial Mortgage Trust Series 2014-LC15, Class A2
690,002	2.840	04/10/47	689,488
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,362,231	3.046	04/15/47	1,361,098
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,901,376
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579	03/10/49	2,879,895
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
2,829,506	2.916	02/15/47	2,826,845
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933	03/15/48	7,802,297

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
$ 5,000,000	2.739%		04/15/48	$4,961,578
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
2,737,846	3.036		05/15/47	2,735,614

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $40,966,270)				$39,595,003

Federal Agencies – 2.4%
FHLMC
$ 895	8.500%		03/01/21	$900
147,301	7.000		05/01/26	157,013
25,244	7.500		12/01/30	29,215
31,014	7.500		01/01/31	34,267
62,810	7.000		08/01/31	69,870
835,586	5.000		05/01/33	885,909
139,851	4.123	(b)(c)	05/01/34	147,058
118,587	3.614	(b)(c)	01/01/36	125,451
1,259,758	4.000		06/01/42	1,271,108
1,820,662	3.000		06/01/45	1,709,857
3,046,935	2.761	(b)(c)	07/01/45	2,990,029
FNMA
25,117	9.000		02/01/25	25,400
9,415	6.500		03/01/26	10,251
1,160,860	2.500		05/01/28	1,120,417
7,338	8.000		07/01/28	7,378
24,302	6.500		10/01/28	26,463
50,894	6.000		07/01/29	54,655
11,636	7.500		09/01/29	11,724
36,121	7.000		03/01/31	38,577
7,073	7.500		03/01/31	7,626
17,479	7.000		11/01/31	17,859
33,258	7.000		01/01/32	33,664
98,802	6.000		12/01/32	106,135
20,476	3.913	(b)(c)	02/01/33	21,211
29,714	5.000		07/01/33	31,002
95,253	4.466	(b)(c)	10/01/34	100,024
117,047	3.705	(b)(c)	02/01/35	122,525
2,785,478	3.500		08/01/35	2,757,708
1,078,686	2.618	(b)(c)	12/01/45	1,067,388
2,564,036	4.500		01/01/48	2,590,299
4,987,099	5.000		08/01/48	5,254,768
GNMA
41,955	8.000		02/15/22	43,441
21,485	7.500		08/20/25	23,011
110,070	7.500		07/20/26	122,199
78,884	6.500		04/15/31	86,021
136,068	6.500		05/15/31	148,379
4,973,545	2.500		06/20/31	4,705,845

TOTAL FEDERAL AGENCIES
(Cost $26,940,813)				$25,954,647

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $282,769,930)				$279,116,649

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 40.6%
Aerospace/Defense – 0.4%
Northrop Grumman Corp.(e)
$ 2,355,000	2.930%		01/15/25	$2,219,253
United Technologies Corp.
2,000,000	5.700		04/15/40	2,186,382

				4,405,635

Auto Manufacturers – 0.9%
Ford Motor Co.(e)
2,000,000	4.346		12/08/26	1,813,764
Ford Motor Credit Co. LLC
1,000,000	2.979	(e)	08/03/22	937,730
2,500,000	4.134		08/04/25	2,287,239
General Motors Co.
4,000,000	5.000		04/01/35	3,494,574
General Motors Financial Co., Inc.(e)
2,000,000	3.950		04/13/24	1,921,548

				10,454,855

Banks – 7.1%
Bank of America Corp.
3,000,000	4.000		01/22/25	2,921,515
3,749,000	3.419	(b)(c)(e)	12/20/28	3,454,715
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,145,812
3,500,000	4.450		09/29/27	3,405,990
Citizens Bank NA(e)
3,000,000	2.450		12/04/19	2,977,483
Cooperatieve Rabobank UA/ NY
3,100,000	2.750		01/10/23	2,974,856
Credit Suisse New York
3,000,000	3.000		10/29/21	2,953,140
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,954,087
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,640,355
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,183,233
Huntington Bancshares, Inc.(e)
3,850,000	3.150		03/14/21	3,806,293
JPMorgan Chase & Co.
1,600,000	2.250	(e)	01/23/20	1,581,162
2,000,000	4.350		08/15/21	2,043,976
1,500,000	3.514	(b)(c)(e)	06/18/22	1,497,444
150,000	3.508	(b)(c)	04/26/23	150,000
1,793,000	5.990	(b)(c)(e)	04/30/99	1,802,610
KeyBank NA
4,000,000	3.400		05/20/26	3,756,527
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,736,790
Manufacturers & Traders Trust Co.(e)
4,000,000	2.625		01/25/21	3,930,128
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,950,761

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley & Co.
$ 4,375,000	4.100%		05/22/23	$4,367,273
PNC Bank NA(e)
2,500,000	2.950		01/30/23	2,412,091
The PNC Financial Services Group, Inc.(e)
3,750,000	3.150		05/19/27	3,515,191
2,500,000	6.750	(b)(c)	07/29/49	2,640,625
U.S. Bancorp(e)
2,050,000	3.600		09/11/24	2,015,256
UBS Group Funding Switzerland AG(a)(b)(c)(e)
(3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,634,572
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,435,093
1,500,000	4.650		11/04/44	1,410,947
2,000,000	4.750		12/07/46	1,900,748
Wells Fargo Bank NA(g)
2,000,000	6.180		02/15/36	2,170,303

				77,368,976

Beverages(e) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439		10/06/48	5,277,293
PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,206,591

				7,483,884

Biotechnology – 0.4%
Amgen, Inc.
1,295,000	6.400		02/01/39	1,516,130
Celgene Corp.(e)
3,250,000	3.900		02/20/28	3,051,249

				4,567,379

Chemicals(e) – 0.2%
Praxair, Inc.
2,740,000	3.200		01/30/26	2,631,500

Commercial Services – 0.9%
Gonzaga University
3,500,000	4.158		04/01/46	3,227,638
Henry J. Kaiser Family Foundation
6,250,000	3.356		12/01/25	6,003,384
Northwestern University
1,000,000	4.643		12/01/44	1,074,357

				10,305,379

Diversified Financial Services – 3.8%
Air Lease Corp.(e)
2,500,000	3.000		09/15/23	2,354,579
American Express Co.(e)
3,900,000	2.500		08/01/22	3,734,635
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,117,072

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Blackstone Holdings Finance Co. LLC(a)
$ 3,000,000	5.875%	03/15/21	$3,154,717
Brookfield Asset Management, Inc.(e)
2,000,000	4.000	01/15/25	1,959,188
CDP Financial, Inc.(a)
1,000,000	3.150	07/24/24	984,919
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040	12/15/19	1,958,081
CME Group, Inc.
1,685,000	3.000	09/15/22	1,657,635
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	4,686,369
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,349,036
Janus Capital Group, Inc.(e)
3,000,000	4.875	08/01/25	3,014,774
Legg Mason, Inc.
3,895,000	5.625	01/15/44	3,808,317
The Charles Schwab Corp.
2,500,000	3.225	09/01/22	2,465,640

			41,244,962

Electric – 3.3%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,652,243
Consumers Energy Co.(e)
3,290,000	3.950	07/15/47	3,072,936
Duke Energy Progress LLC(e)
2,000,000	2.800	05/15/22	1,959,984
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,189,693
Entergy Louisiana LLC(e)
3,000,000	3.780	04/01/25	2,940,633
Gulf Power Co.(e)
1,250,000	4.550	10/01/44	1,232,200
Louisville Gas & Electric Co.(e)
1,850,000	4.650	11/15/43	1,870,060
National Grid USA
3,375,000	8.000	11/15/30	4,358,183
Ohio Power Co.
2,870,000	5.850	10/01/35	3,253,851
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,175,033
PacifiCorp
1,900,000	6.100	08/01/36	2,275,341
PPL Electric Utilities Corp.(e)
1,025,000	4.750	07/15/43	1,066,645
PSEG Power LLC
5,500,000	8.625	04/15/31	7,092,394
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,103,869

			36,243,065

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Healthcare-Services – 2.1%
Ascension Health
$ 1,500,000	3.945%		11/15/46	$1,397,556
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,537,690
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,228,742
Mayo Clinic
2,600,000	3.774		11/15/43	2,433,249
Mission Health System, Inc.
5,710,000	3.033		10/01/22	5,447,805
SSM Health Care Corp.(e)
3,000,000	3.688		06/01/23	2,997,139
4,990,000	3.823		06/01/27	4,882,616

				22,924,797

Insurance – 4.2%
American International Group, Inc.(e)
2,000,000	3.750		07/10/25	1,912,828
Arch Capital Group Ltd.
2,004,000	7.350		05/01/34	2,506,813
Berkshire Hathaway Finance Corp.
5,000,000	3.000		05/15/22	4,944,796
4,220,000	4.200	(e)	08/15/48	4,023,690
Guardian Life Global Funding(a)
2,000,000	2.000		04/26/21	1,931,804
Loews Corp.(e)
3,000,000	3.750		04/01/26	2,947,482
MassMutual Global Funding II(a)
6,150,000	2.950		01/11/25	5,790,647
MetLife, Inc.(e)
2,055,000	10.750		08/01/69	3,133,875
New York Life Global Funding(a)
2,000,000	2.000		04/13/21	1,936,873
PartnerRe Finance B LLC
525,000	5.500		06/01/20	540,005
Principal Life Global Funding II(a)
2,000,000	2.200		04/08/20	1,969,416
Prudential Financial, Inc.(b)(e)
(3M USD LIBOR + 4.175%)
2,000,000	5.875		09/15/42	2,081,000
Reinsurance Group of America, Inc.
2,100,000	5.000		06/01/21	2,172,386
2,000,000	3.950	(e)	09/15/26	1,921,099
The Prudential Insurance Co. of America(a)
2,515,000	8.300		07/01/25	3,070,597
Travelers Property Casualty Corp.
2,493,000	7.750		04/15/26	3,040,420
Voya Financial, Inc.
1,800,000	3.650		06/15/26	1,702,662

				45,626,393

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Machinery-Diversified(e) – 0.3%
Rockwell Automation, Inc.
$ 2,850,000	2.050%		03/01/20	$2,804,878

Media – 0.9%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,197,935
CBS Corp.
2,500,000	7.875		09/01/23	2,854,879
Comcast Corp.
1,250,000	6.400		05/15/38	1,471,148
Warner Media LLC(e)
4,380,000	3.600		07/15/25	4,144,463

				9,668,425

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,069,910

Miscellaneous Manufacturing – 0.3%
General Electric Co.(b)(e)
(3M USD LIBOR + 3.330%)
1,894,000	5.000		12/29/49	1,754,318
Siemens Financieringsmaatschappij NV(a)
2,228,000	1.700		09/15/21	2,125,919

				3,880,237

Oil-Field Services – 2.7%
Apache Corp.
2,835,000	5.100	(e)	09/01/40	2,639,751
1,360,000	7.375		08/15/47	1,629,125
BP Capital Markets PLC
3,250,000	2.750		05/10/23	3,129,558
Equinor ASA
1,795,000	6.800		01/15/28	2,149,072
Exxon Mobil Corp.(e)
3,000,000	2.726		03/01/23	2,914,680
Halliburton Co.(e)
5,000,000	5.000		11/15/45	5,021,839
HollyFrontier Corp.(e)
3,850,000	5.875		04/01/26	4,021,466
Marathon Oil Corp.(e)
2,000,000	2.700		06/01/20	1,975,702
Phillips 66(e)
3,000,000	4.650		11/15/34	2,936,067
Tosco Corp.
2,095,000	8.125		02/15/30	2,780,648

				29,197,908

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	3,913,458

Pharmaceuticals – 1.4%
Bayer US Finance LLC(a)
2,000,000	2.375		10/08/19	1,983,405

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Pass-Through Trust(a)
$ 2,828,206	7.507%		01/10/32	$3,262,679
Johnson & Johnson
4,970,000	5.950		08/15/37	6,063,014
Pfizer, Inc.
2,900,000	7.200		03/15/39	3,909,578

				15,218,676

Pipelines – 2.1%
Buckeye Partners LP(e)
2,000,000	4.350		10/15/24	1,962,759
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	3,957,505
Energy Transfer Operating LP(e)
3,000,000	4.900		03/15/35	2,678,448
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,333,822
ONEOK Partners LP
875,000	8.625		03/01/19	890,611
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	775,364
1,450,000	7.625		04/01/37	1,757,531
TransCanada Pipelines Ltd.(e)
2,500,000	4.875		01/15/26	2,576,299
Transcanada Trust(b)(e)
(3M USD LIBOR + 3.208%)
4,660,000	5.300		03/15/77	4,263,900

				23,196,239

Real Estate – 4.6%
Columbia Property Trust Operating Partnership LP(e)
2,485,000	4.150		04/01/25	2,405,450
Mid-America Apartments LP(e)
1,860,000	4.300		10/15/23	1,878,991
1,700,000	3.600		06/01/27	1,606,359
National Retail Properties, Inc.(e)
1,000,000	3.900		06/15/24	982,378
Omega Healthcare Investors, Inc.(e)
4,500,000	4.750		01/15/28	4,352,636
Piedmont Operating Partnership LP(e)
1,290,000	3.400		06/01/23	1,233,337
2,800,000	4.450		03/15/24	2,792,888
Post Apartment Homes LP(e)
1,500,000	3.375		12/01/22	1,468,023
SBA Tower Trust(a)
5,000,000	2.877	(e)	07/15/21	4,882,868
3,520,000	3.448		03/15/48	3,444,904
Scentre Group Trust 1/Scentre Group Trust 2(a)(e)
4,000,000	3.750		03/23/27	3,798,095
Select Income REIT(e)
4,000,000	4.250		05/15/24	3,811,809

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
Simon Property Group LP(e)
$ 2,815,000	3.750%		02/01/24	$2,803,348
3,000,000	4.750		03/15/42	3,031,296
STORE Capital Corp.(e)
2,000,000	4.500		03/15/28	1,934,449
UDR, Inc.(e)
2,640,000	3.750		07/01/24	2,579,887
Ventas Realty LP(e)
2,910,000	3.500		02/01/25	2,764,501
VEREIT Operating Partnership LP(e)
2,400,000	3.950		08/15/27	2,229,604
Washington Real Estate Investment Trust(e)
1,580,000	3.950		10/15/22	1,568,282
Weingarten Realty Investors(e)
1,000,000	3.850		06/01/25	959,827

				50,528,932

Retail(e) – 0.1%
AutoNation, Inc.
1,300,000	3.800		11/15/27	1,178,572

Semiconductors – 0.9%
Intel Corp.
5,000,000	3.100		07/29/22	4,941,739
Maxim Integrated Products, Inc.(e)
5,016,000	3.375		03/15/23	4,900,259

				9,841,998

Software – 0.1%
Adobe, Inc.
563,000	4.750		02/01/20	574,023

Telecommunications – 1.4%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,268,007
1,500,000	4.800	(e)	06/15/44	1,316,763
3,443,000	4.550	(e)	03/09/49	2,855,602
Bell Canada, Inc.(e)
2,600,000	4.464		04/01/48	2,484,586
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)
2,000,000	4.738		03/20/25	1,997,500
Verizon Communications, Inc.
4,748,000	4.329		09/21/28	4,697,266

				15,619,724

Transportation – 1.1%
Burlington Northern Santa Fe LLC(e)
1,220,000	4.950		09/15/41	1,281,798
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,423,193
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	2,209,868
2,500,000	6.125	(e)(h)	09/15/15	2,794,851

The accompanying notes are an integral part of these financial statements.	25

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
Kansas City Southern(e)
$ 1,000,000	4.950%	08/15/45	$993,414
3,000,000	4.700	05/01/48	2,896,357
The Kansas City Southern Railway Co.(e)
500,000	4.950	08/15/45	496,707

			12,096,188

TOTAL CORPORATE OBLIGATIONS
(Cost $460,489,416)			$444,045,993

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$242,210
(Cost $236,971)

U.S. Government Agency Obligations – 0.9%
FFCB
$ 2,860,000	5.190%	04/22/21	$3,008,734
FHLB
2,650,000	7.125	02/15/30	3,525,692
New Valley Generation III
525,189	5.131	01/15/21	535,693
New Valley Generation V
1,035,460	4.929	01/15/21	1,059,982
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,574,424

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,571,848)			$9,704,525

U.S. Treasury Obligations – 9.1%
United States Treasury Bills(f)
$12,000,000	0.000%	12/11/18	$11,971,300
22,000,000	0.000	01/31/19	21,872,790
8,250,000	0.000	04/25/19	8,153,650
United States Treasury Bonds
5,000,000	3.125	11/15/41	4,797,070
9,000,000	2.750	11/15/42	8,039,883
United States Treasury Inflation Indexed Bond
5,219,050	0.375	01/15/27	4,913,654
7,811,020	0.750	02/15/42	6,938,078
United States Treasury Notes
4,200,000	1.250	03/31/19	4,178,836
3,000,000	1.750	10/31/20	2,934,375
6,000,000	1.750	09/30/22	5,730,000
1,000,000	2.125	12/31/22	966,562
5,000,000	1.375	08/31/23	4,638,672

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$ 5,000,000	2.250%	01/31/24	$4,817,187
10,000,000	2.125	03/31/24	9,558,594

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $103,225,424)			$99,510,651

Shares	Description	Value
Investment Company – 0.4%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527		$4,730,965
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(i) – 0.9%
Repurchase Agreement – 0.9%
Fixed Income Clearing Corp.
$ 9,874,000	0.420%	11/01/18	$9,874,000
Maturity Value: $9,874,115
(Cost $9,874,000)

TOTAL INVESTMENTS – 100.1%
(Cost $1,116,624,585)			$1,095,781,025

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(877,902)

NET ASSETS – 100.0%			$1,094,903,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $333,268,218, which represents approximately 30.4% of net assets as of October 31, 2018.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2018.
(c)	Rate shown is that which was in effect on October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2018. Maturity date disclosed is the ultimate maturity.
(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

26	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

(g)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(h)	Actual maturity date is September 15, 2115.
(i)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $10,585,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $10,071,575.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
PLC	—Public Limited Company
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
LLC	—Limited Liability Company
LP	—Limited Partnership

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

Corporate Obligations	40.6%	44.7%
Collateralized Mortgage Obligations	19.5	18.2
Asset-Backed Securities	17.3	15.4
U.S. Treasury Obligations	9.1	4.9
Municipal Bond Obligations	5.4	6.5
Commercial Mortgage Obligations	3.6	5.2
Federal Agencies	2.4	2.0
U.S. Government Agency Obligations	0.9	1.4
Repurchase Agreement	0.9	1.0
Investment Company	0.4	0.5

TOTAL INVESTMENTS	100.1%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2018.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2018, the Fund generated a cumulative total return of -0.38%. This return matched the -0.38% cumulative total return of the Bloomberg Barclays U.S. 1-5 Year Government Bond Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: During the reporting period the Fund matched the performance of its benchmark. The Fund’s overweight in position mortgage-backed securities detracted from performance. Maintaining the Fund’s duration lower than the benchmark’s duration during the period contributed to performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Funds exposure to mortgage-backed securities was increased and its exposure to Treasuries was decreased. As the Federal Reserve reduces its purchases of agency mortgage-backed securities, valuations on mortgage-backed securities are becoming more attractive for purchase.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: With Treasury yields rising across the yield curve, maintaining the Fund’s duration lower than the benchmark’s duration helped enhance the Fund’s return during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Raising the Fund’s exposure to mortgage-backed securities detracted from performance during the period.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return	Index
Short-Term Government Fund	–0.38%	–0.38%	Bloomberg Barclays U.S. 1-5 Year Government Bond Index(b)
Short-Term Government Fund	–0.38%	–0.33%	FTSE 1-5 Year Treasury/Government Sponsored Index(c)

Standardized Average Annual Total Return through September 30, 2018(d)

Standardized Average Annual Total Return through September 30, 2018(d)	One Year	Five Years	Ten Years
Short-Term Government Fund(a)	–0.38%	0.56%	1.87%
Bloomberg Barclays U.S. 1-5 Year Government Bond Index(b)	–0.61%	0.71%	1.65%
FTSE 1-5 Year Treasury/Government Sponsored Index(c)	–0.55%	0.71%	1.65%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
Short-Term Government Fund(a)	–0.38%	0.51%	1.89%

Expense Ratios(e)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.88%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary (continued)

October 31, 2018 (Unaudited)

(b)	The Bloomberg Barclays U.S. 1-5 Year Government Bond Index replaced the FTSE 1-5 Year Treasury/Government Sponsored Index (formerly the Citigroup 1-5 Year Treasury/Government Sponsored Index) as the Fund’s performance benchmark index effective September 30, 2018 in order to better align the Fund’s benchmark with industry peers and provide Fund management with greater access to benchmark data. The Bloomberg Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index comprised of U.S. Treasury and Agency securities with a minimum principal amount outstanding of $250 million and a final maturity of at least one year but no more than five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The FTSE 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(e)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2018) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2019. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 3.8%
Home Equity – 2.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$1,070,577	3.116%	04/25/34	$1,070,678
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
301,327	3.296	03/25/33	291,081
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
(1M USD LIBOR + 0.700%)
238,525	3.616	07/25/34	235,876
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
(1M USD LIBOR + 0.400%)
111,394	3.016	09/25/34	109,314

			1,706,949

Other – 1.4%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
(1M USD LIBOR + 0.900%)
250,512	3.116	11/25/34	252,689
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
791,560	2.250	04/25/56	770,593

			1,023,282

TOTAL ASSET-BACKED SECURITIES
(Cost $2,418,844)			$2,730,231

Mortgage-Backed Obligations – 37.2%
Collateralized Mortgage Obligations – 24.0%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)(c)
$ 65,154	3.974%	04/25/35	$65,817
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
(6M USD LIBOR + 2.000%)
199,451	4.534	02/25/45	199,991
Banc of America Funding Corp. Series 2004-A, Class 1A3(a)(c)
6,127	4.746	09/20/34	6,265
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)(c)
179,157	4.430	11/25/33	180,330
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)(c)
58,777	4.658	11/25/34	56,815
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)(c)
48,614	4.514	09/25/34	49,067
FHLMC REMIC PAC Series 159, Class H
2,571	4.500	09/15/21	2,578
FHLMC REMIC PAC Series 2022, Class PE
15,602	6.500	01/15/28	16,687
FHLMC REMIC PAC Series 2109, Class PE
32,918	6.000	12/15/28	36,014
FHLMC REMIC PAC Series 23, Class PK
72,622	6.000	11/25/23	76,079
FHLMC REMIC Series 3816, Class HA
1,074,486	3.500	11/15/25	1,078,848

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 4467, Class DA
$ 742,070	3.000%	11/15/41	$725,228
FHLMC REMIC Series 4776, Class C
905,269	4.500	03/15/43	922,709
FNMA REMIC PAC Series 1992-129, Class L
21,639	6.000	07/25/22	22,446
FNMA REMIC PAC Series 1992-89, Class MA(d)
3,801	0.000	06/25/22	3,626
FNMA REMIC PAC Series 2003-117, Class KB
518,160	6.000	12/25/33	564,311
FNMA REMIC PAC Series 2003-14, Class AP
56,471	4.000	03/25/33	56,422
FNMA REMIC Series 1991-137, Class H
9,876	7.000	10/25/21	10,130
FNMA REMIC Series 1993-182, Class FA(a) (10Y US Treasury Index rate — 0.650%)
4,166	2.320	09/25/23	4,156
FNMA REMIC Series 2012-100, Class WA
841,539	1.500	09/25/27	785,658
FNMA REMIC Series 2012-110, Class CA
741,344	3.000	10/25/42	711,310
FNMA REMIC Series 2013-112, Class G
722,815	2.125	07/25/40	693,249
FNMA REMIC Series 2015-2, Class PA
633,606	2.250	03/25/44	600,990
FNMA REMIC Series 2016-104, Class BA
652,525	3.000	01/25/47	635,756
FNMA REMIC Series 2016-53, Class BV
856,004	3.500	11/25/27	853,124
FNMA REMIC Series 2016-96, Class A
703,474	1.750	12/25/46	649,852
FNMA REMIC Series 2017-7, Class JA
631,500	2.000	02/25/47	576,499
GNMA REMIC Series 2009-65, Class AF
78,462	4.000	07/20/39	79,223
GNMA REMIC Series 2010-115, Class QJ
83,901	3.500	11/20/38	83,788
GNMA REMIC Series 2010-14, Class PA
36,622	3.000	02/20/40	35,525
GNMA REMIC Series 2010-89, Class GL
216,037	4.000	05/20/39	217,090
GNMA REMIC Series 2012-13, Class EG
1,743,537	2.000	10/20/40	1,660,677
GNMA REMIC Series 2013-188, Class LE
1,286,761	2.500	11/16/43	1,224,966
GNMA REMIC Series 2015-94, Class AT
514,408	2.250	07/16/45	481,828
GSR Mortgage Loan Trust Series 2003-6F, Class A1
18,571	3.000	09/25/32	18,549
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
1,465	5.500	03/25/19	1,464
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
198,965	2.656	05/25/35	194,929
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)(c)
498,564	3.796	01/25/36	494,066

The accompanying notes are an integral part of these financial statements.	31

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-2F, Class A
$ 192,139	5.730%	01/25/33(e)	$196,731
Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
27,973	3.116	10/25/33	27,720
Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
70,974	2.956	11/25/34	70,879
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
75,101	3.016	04/25/35	72,285
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.350%)
704,808	2.566	05/25/36	697,428
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)(c)
54,970	4.510	10/25/34	53,508
Lehman XS Trust Series 2005-7N, Class 1A1A(a) (1M USD LIBOR + 0.540%)
135,078	2.756	12/25/35	132,986
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)(c)
95,580	4.462	04/21/34	98,162
Master Alternative Loans Trust Series 2004-9, Class A6
12,044	5.643	08/25/34(e)	12,388
MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
666,952	2.856	02/25/35	666,869
MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
573,677	2.996	02/25/35	572,463
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)(c)
22,427	4.731	09/25/34	22,348
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
3,971	6.250	12/25/23	3,994
Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
36,618	2.965	10/20/27	35,714
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
61,939	2.825	06/20/33	62,191
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)(c)
258,375	4.282	10/25/33	263,359
Vendee Mortgage Trust Series 1996-2, Class 1Z
68,754	6.750	06/15/26	74,352

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $16,697,631)			$17,139,439

Commercial Mortgage Obligations – 2.3%
GNMA REMIC Series 2010-141, Class B
$ 653,550	2.717%	02/16/44	$638,240

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
GNMA REMIC Series 2014-47, Class BC
$1,000,000	3.574%		06/16/45	$1,000,266

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $1,656,571)				$1,638,506

Federal Agencies – 10.9%
FHLMC
$ 10,856	6.000%		10/01/23	$11,719
26,552	5.000		05/01/27	27,733
395,973	2.500		04/01/28	379,230
(12M USD +1.600%)
615,074	2.761	(a)	07/01/45	603,586
(12M USD +1.583%)
682,845	2.648	(a)	07/01/46	673,480
FNMA
679	5.500		05/01/19	679
498	5.500		06/01/20	499
892,781	3.000		11/01/26	881,540
747,310	3.000		12/01/26	737,909
646,040	2.500		03/01/28	623,601
1,260,289	2.500		05/01/28	1,216,493
484,536	2.500		01/01/30	468,099
5,297	7.000		11/01/31	5,412
842,407	2.500		02/01/32	804,171
126,996	6.000		07/01/33	136,433
(12M USD +1.740%)
44,416	4.466	(a)	10/01/34	46,640
640,340	3.500		08/01/35	633,956
(12M USD +1.586%)
548,950	2.618	(a)	12/01/45	543,200
GNMA(a)
116	3.125		11/20/24	118
233	3.125		12/20/24	236
5,187	3.625		04/20/26	5,253
3,390	2.750		08/20/26	3,439
6,060	3.375		01/20/28	6,234

				7,809,660

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $26,510,514)				$26,587,605

U.S. Government Agency Obligations – 41.7%
FFCB(f)
$1,000,000	1.170%		01/13/20	$980,187
1,000,000	1.400		04/13/20	979,934
1,000,000	1.420		06/29/20	976,627
1,000,000	1.350		09/21/20	971,202
FHLB
2,500,000	2.000		09/13/19	2,484,612
1,000,000	4.125		12/13/19	1,014,700
1,500,000	1.375		02/18/21	1,448,412
1,000,000	2.000	(f)	09/06/22	956,605

32	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FHLMC
$1,500,000	1.250%		08/01/19	$1,484,269
1,000,000	1.250		10/02/19	986,447
1,000,000	1.500		01/17/20	984,766
900,000	2.000	(e)(f)	04/13/20	896,057
1,000,000	1.875	(f)	11/27/20	976,588
900,000	2.000	(f)	12/18/20	881,583
750,000	1.750	(f)	03/26/21	728,726
525,000	1.550	(e)(f)	06/28/22	518,506
1,000,000	1.750	(e)(f)	11/30/22	982,298
500,000	3.100	(f)	06/29/23	495,383
1,000,000	2.000	(e)(f)	06/14/27	972,051
FNMA
1,000,000	1.150	(f)	05/24/19	992,053
1,000,000	1.000	(f)	07/26/19	987,954
2,500,000	1.750		11/26/19	2,473,855
1,000,000	1.500		06/22/20	978,345
1,000,000	1.750	(f)	11/20/20	976,040
500,000	1.250		05/06/21	479,734
1,000,000	1.400	(f)	08/25/21	955,124
900,000	2.075	(f)	02/28/22	871,278
950,000	2.125	(f)	02/28/22	921,279
500,000	2.550	(f)	01/30/23	486,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,472,255)				$29,840,951

U.S. Treasury Obligations – 17.7%
United States Treasury Bill(d)
$ 600,000	0.000%		04/25/19	$592,993
United States Treasury Inflation Indexed Bonds
1,076,060	0.125		04/15/19	1,066,743
1,515,787	1.375		01/15/20	1,519,655
1,076,700	0.125		04/15/20	1,058,348
777,593	0.125		04/15/22	751,571
United States Treasury Notes
800,000	1.375		02/28/19	797,312
1,000,000	1.000		09/30/19	984,805
1,000,000	1.500		10/31/19	987,930
1,000,000	1.125		12/31/19	981,328
1,000,000	1.625		06/30/20	980,156
1,000,000	2.250		03/31/21	984,766
2,000,000	2.250		07/31/21	1,964,375

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,017,259)				$12,669,982

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(g) – 0.3%
Repurchase Agreement – 0.3%
Fixed Income Clearing Corp.
$ 181,000	0.420%	11/01/18	$181,000
Maturity Value: $181,002
(Cost $181,000)

TOTAL INVESTMENTS – 100.7%
(Cost $72,599,873)			$72,009,769

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(469,658)

NET ASSETS – 100.0%			$71,540,111

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2018.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,115,783, which represents approximately 1.6% of net assets as of October 31, 2018.
(c)	Rate shown is that which was in effect on October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(e)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2018. Maturity date disclosed is the ultimate maturity.
(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(g)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $195,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $185,542.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	33

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2018

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

U.S. Government Agency Obligations	41.7%	41.6%
Mortgage-Backed Obligations	26.3	17.4
U.S. Treasury Obligations	17.7	24.6
Federal Agencies	10.9	9.9
Asset-Backed Securities	3.8	3.2
Repurchase Agreement	0.3	3.0

TOTAL INVESTMENTS	100.7%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2018.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2018, the National Tax-Free Intermediate Bond Fund generated an annualized total return of -1.31%.

Over the one-year period ended October 31, 2018, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of -1.09%.

Over the one-year period ended October 31, 2018, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of -0.94%.

These returns compare to the -0.66% annualized total return of the Bloomberg Barclays Capital 3-15 Year Blend Municipal Bond Index for the same period.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: The Funds underperformed their benchmark largely due to being longer (in duration) than their benchmark at the beginning the fiscal year. Overall, curve positioning was negative for the year. The positive effects of the exposures on the front-end of the curve were not enough to offset lower-performing intermediate exposures. In September, the U.S. Federal Reserve Bank (Fed) raised the federal funds rate by 25 basis points for the third time in 2018. Coinciding with the Fed’s rate hike, short municipal bond rates increased during the third quarter by 40 basis points. Markets have their sights on a potential fourth Fed rate hike of 25 basis points in December as well. Inflation expectations remained rather benign, despite a strong domestic economy and tight labor markets. As evidence of continued healthy demand, municipal bond funds saw nearly $11 billion of inflows through the end of the third quarter according to JP Morgan. Credit spreads tightened during the year, however, they were steady over the third quarter of 2018. Municipal securities have experienced a supportive technical backdrop. During the third quarter, the 10-year Treasury yield increased 20 basis points, from 2.86% to 3.06%, while the 10-year municipal yield increased 12 basis points, from 2.46% to 2.58% and the 10-year muni/treasury ratio decreased to 84%. Supply decreased almost 15% year-over-year at $249 billion. New money deals were the bulk of municipal issuances, as refunding deals comprised 30% of new issuances. Longer bonds underperformed shorter bonds, while General Obligation (GO) bonds slightly outperformed revenue sectors during the year and lower quality bonds beat their higher quality counterparts. Bloomberg Barclay’s high yield municipal bond index beat its investment grade index by 91 basis points for the third quarter. State and local issuers benefited from healthy tax revenues and a sound housing market. The credit outlook for states was stable. Given the lower corporate income tax rate of 21%, banks and insurance companies continued to reposition their municipal holdings. As holdings from these investors were reduced, muni/treasury ratios of longer dated maturities moved back to fair value.

Q: Were there any significant adjustments made to the Funds’ portfolio during the period?

A: In regards to the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds, no significant adjustments were made to the Funds’ portfolio during the period. Our focus was on the higher-yielding, non-essential service revenue sectors, where we sought to identify solid risk-adjusted value opportunities. However, we are starting to lean towards less credit risk in each of the Funds. Given the steepness of the municipal bond curve relative to the Treasury curve, we believe that maturity and duration profiles will favor a slightly longer position. States where we believe we have found attractive local opportunities for each of the Funds include Indiana, Vermont, Mississippi, Missouri, Kansas and Oklahoma. Going forward, we

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview (continued)

maintain our position in sectors such as housing, higher education, hospitals and lease revenue bonds.

Q: Could you describe some specific strategies or holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were Massachusetts Edl Fing Auth Ed Ln Rev 5.1% due 1/1/2025, Houston Cnty TX Ctfs Oblig 5.0% due 2/15/2020 and Univ CA-Unref-Q Unrefunded-Gen-Ser Q 5.25% due 5/15/2022.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were Grain Valley MO Ctfs Partn 5.0% due 9/1/2020, Jackson Bldg Ref-a Ref & Impt-Cap Impts Pj-Ser A 5.0% due 12/1/2020 and Kirkwood MO Ctfs Partn Build America Bonds 6.05% due 9/1/2030.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were Allen Cnty KS Public Bldg Cmnty Revenue Allen Cnty Hosp 5.0% due 12/1/2029, Cowley Cnty Kans Uni Sch Dist No 470 Arkansas City 4% due 9/1/2018 and Topeka Kans Pub Bldg Commn Rev 5.0% due 6/1/2024.

Q: What were some examples of strategies or holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, Washoe Cnty NV Sch Dist Sch Impt — Ser C 3.0% due 10/1/2036, Colorado Edl & Cultural Facs Auth Rev Charter Sch-High Point Academy 4.5% due 3/1/2020 and Illinois St Hsg Dev Auth Revenue Homeowner Mtge — Subser A-1 3.5% due 8/1/2031.

In the Missouri Tax-Free Intermediate Bond Fund, Illinois St Fin Auth Revenue Ref — OSF Hlthcare Sys 3.25% due 5/15/2039, Jackson Cnty MO Sch Dist Hickmann MLS C-1 Cops Cops — Energy Conservation Project 3.375% due 4/15/2032 and Platte Cnty MO Indl Dev Auth Transn Rev 5.0% due 12/1/2020.

In the Kansas Tax-Free Intermediate Bond Fund, Unif Fire Svc Area UT Local Bldg Auth Lease Revenue Ref 3.0% due 4/1/2035, Riley Cnty KS Unif Sch Dist #383 Ref 3.0% due 9/1/2030 and Sedwick Cnty KS Unif Sch Dist #261 3.0% due 11/1/2032.

References to specific securities should not be construed as a recommendation or investment advice and securities referenced may no longer be held in a Fund’s portfolio.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return(c)	Index
National Tax-Free Intermediate Bond Fund	–1.31%	–0.66%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2018(b)

Standardized Average Annual Total Return through September 30, 2018(b)	One Year	Five Years	Ten Years
National Tax-Free Intermediate Bond Fund(a)	–0.30%	2.50%	4.08%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	–0.05%	2.93%	4.29%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
National Tax-Free Intermediate Bond Fund(a)	–1.31%	2.24%	4.13%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.61%	0.61%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2018) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2019. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 98.8%
Alaska – 1.4%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
$1,000,000	5.000%		12/01/29	$1,132,500
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,067,780
1,000,000	5.000		10/01/25	1,132,020
1,000,000	5.000	(a)	10/01/28	1,136,120
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	495,796

				4,964,216

Arizona – 2.3%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	718,102
750,000	4.750		01/01/22	769,215
1,000,000	5.000		01/01/25	1,028,930
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	904,649
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,148,530
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,093,720
1,000,000	5.000		06/01/23	1,113,960
Pinal County AZ Unified School District No. 1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)(a)
350,000	5.000		07/01/19	351,701
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,119,499

				8,248,306

Arkansas(a) – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)
980,000	4.000		11/01/31	1,026,942
1,095,000	4.000		11/01/34	1,122,244
1,000,000	4.000		11/01/35	1,019,010
Fort Smith AR Water & Sewer Revenue Bonds (Refunding) Series 2018 (A/NR)
500,000	5.000		10/01/31	566,835
1,000,000	5.000		10/01/32	1,129,180
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
500,000	4.000		03/01/36	502,820
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
645,000	4.000		03/01/30	670,748
635,000	4.000		03/01/32	653,275

				6,691,054

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
California(a) – 1.8%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (San Francisco) Series S-7 (AA-/A1)
$1,000,000	4.000%		04/01/32	$1,045,800
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(b)(c)
3,000,000	2.300		04/01/47	3,006,540
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(b)(c)
1,000,000	2.300		04/01/47	1,002,180
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)
1,090,000	5.000		10/01/31	1,229,367
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
235,000	5.250		05/15/22	235,651

				6,519,538

Colorado – 3.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
425,000	4.500		03/01/20	432,990
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/Baa1)
1,255,000	5.000		04/01/22	1,355,751
Colorado Health Facilities Authority Revenue Bonds (Catholic Health) Series A (BBB+/Baa1)
970,000	5.000		02/01/19	976,053
Colorado Health Facilities Authority Revenue Bonds (Variable-Health System) Series C (AA-/Aa3)(a)(b)(c)
3,000,000	1.590		12/01/45	3,000,000
Colorado Springs CO Utilities System Revenue Bonds (Variable System Improvement) Series A (AA/Aa2)(a)(b)(c)
5,000,000	1.580		11/01/41	5,000,000
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College — Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	468,297
850,000	4.000		11/01/32	881,229

				12,114,320

Connecticut – 1.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,144,990
1,000,000	5.000	(a)	07/01/29	1,137,870
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
845,000	3.250		11/15/24	832,680
1,255,000	3.750		11/15/27	1,236,062

				4,351,602

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – 2.3%
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
$1,450,000	5.000%	06/01/36	$1,544,946
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	52,651
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	791,149
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000	10/01/22	1,047,560
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500	10/01/20	255,038
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500	10/01/25	802,773
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	731,840
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	542,025
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
400,000	5.000	12/01/18	400,848
260,000	5.000	12/01/19	266,994
330,000	5.000	12/01/20	345,797
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)(d)
1,300,000	5.250	05/15/20	1,361,373

			8,142,994

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (NR/Baa2)
15,000	6.100	10/01/19	15,548
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
55,000	5.500	08/01/23	59,115
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,118,690

			1,193,353

Illinois – 9.5%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000	12/01/36	2,129,234
Brookfield IL Revenue Bonds (Zoo Project) Series 2008 (AA-/NR)(a)(b)(c)
3,000,000	1.600	06/01/38	3,000,000

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
$ 300,000	6.400%		12/01/28	$309,861
Cook County IL School District #111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,451,280
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,222,838
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	490,475
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	422,516
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,319,412
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	4,842,500
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	539,143
550,000	3.000		01/01/25	558,360
1,140,000	5.000		01/01/26	1,296,180
525,000	5.000	(a)	01/01/28	598,469
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,222,884
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa2)(a)
470,000	4.850		01/01/26	483,945
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
405,000	4.000		12/01/18	405,652
440,000	4.500		12/01/20	459,549
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,007,310
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(d)
1,210,000	5.500		02/15/20	1,259,065
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500		08/01/31	950,440
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,106,350
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000		01/01/24	1,317,643

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)(d)
$1,000,000	5.000%	12/01/18	$1,002,570
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	772,358
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	891,052
685,000	4.000	12/01/24	723,977
735,000	4.000	12/01/25	781,562
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	857,672
905,000	5.000	12/30/28	1,032,668
960,000	5.000	12/30/29	1,098,749

			34,553,714

Indiana – 7.6%
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,855,431
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,021,360
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,573,447
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	871,324
910,000	4.000	07/15/30	934,706
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	706,516
Greater Clark IN Building Corp. Revenue bonds (1st Mortgage) Series 2018 (AA+/NR)(a)
1,000,000	4.000	07/15/32	1,030,820
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	592,877
425,000	5.000	02/01/27	465,532
700,000	5.000	02/01/28	765,695
600,000	5.000	02/01/29	654,486
Indiana Finance Authority Revenue Bonds (Variable-Ascension Health) Series E4 (AA+/Aa2)(a)(b)(c)
4,000,000	1.610	11/15/36	4,000,000
Indiana State Finance Authority Revenue Bond (Refunding- Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	883,574
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	536,270

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
$1,000,000	5.000%	07/15/24	$1,116,470
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,075,380
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (A/NR)(a)
1,320,000	5.000	07/15/32	1,465,028
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,691,850
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	914,058
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000	07/15/30	707,806
500,000	5.000	07/15/31	563,420
500,000	5.000	07/15/32	561,410
500,000	5.000	07/15/33	559,005
Westfield High School 1995 Building Corp. Revenue Bonds (1st Mortgage) Series B (A/NR)(a)
1,000,000	5.000	01/15/31	1,093,390
750,000	5.000	07/15/31	819,045

			27,458,900

Kansas(a) – 1.8%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,401,881
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000	09/01/33	727,552
700,000	4.000	09/01/34	718,928
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000	07/01/36	1,470,120
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000	09/01/30	1,130,213
910,000	5.000	09/01/34	1,002,702

			6,451,396

Kentucky – 3.2%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000	08/01/26	1,117,350
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
240,000	3.750	06/01/26	241,027
Kentucky State Municipal Power Agency System Revenue Bonds (Refunding) Series A (NPFG) (A-/Baa1)(a)
1,345,000	5.000	09/01/28	1,500,294

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series B (NR/A1)(a)
$ 750,000	5.000%		05/01/28	$836,160
915,000	5.000		05/01/29	1,014,424
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series D (NR/A1)
750,000	5.000		05/01/27	844,988
Kentucky State Property & Building Commission Revenue Bonds (Project No 112) Series B (A-/A1)(a)
400,000	5.000		11/01/27	447,752
Kentucky State Property & Building Commission Revenue Bonds (Project No 117) Series B (NR/A1)
1,000,000	5.000		05/01/26	1,124,100
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	568,135
595,000	5.000		06/01/21	633,169
590,000	5.000		06/01/22	639,365
610,000	5.000		06/01/23	673,099
690,000	5.000		06/01/24	770,171
Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,315,608

				11,725,642

Louisiana – 4.3%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	517,793
530,000	4.000		03/01/25	565,696
550,000	4.000		03/01/26	587,801
570,000	4.000		03/01/27	608,253
450,000	4.000	(a)	03/01/28	474,444
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)(a)(d)
5,000,000	5.500		10/01/20	5,308,450
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB/#Aaa)(a)(d)
3,715,000	5.250		10/01/21	4,037,425
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	878,872
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,680,983
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,036,899

				15,696,616

Maine – 2.1%
Maine State Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)(a)
2,485,000	4.000		10/01/32	2,567,204

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Maine – (continued)
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
$1,000,000	4.000%		07/01/33	$1,013,130
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,100,500
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,066,410
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	536,990
145,000	5.000		01/01/23	158,105
470,000	5.000		01/01/24	518,664
215,000	5.000	(a)	01/01/34	231,037
330,000	5.000	(a)	01/01/35	353,545

				7,545,585

Massachusetts – 0.7%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
560,000	5.100		01/01/25	570,041
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
590,000	4.250		07/01/22	598,732
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
310,000	2.500		12/01/20	308,192
300,000	2.700		06/01/21	299,181
305,000	3.050		06/01/22	306,644
315,000	3.250		06/01/23	318,610

				2,401,400

Michigan – 7.5%
City of Romulus MI GO Bonds Series B (AA/NR)(a)
1,060,000	5.000		11/01/33	1,175,264
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	818,016
Flushing Michigan Community School District GO Bonds (School Building & Site) Series 2018 (NR/Aa1)(a)
475,000	5.000		05/01/36	520,396
480,000	5.000		05/01/37	524,774
510,000	5.000		05/01/38	556,410
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,554,585
1,375,000	4.000		12/01/30	1,415,783
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,178,953
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)
2,370,000	4.000		05/01/31	2,474,801

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (AA/NR)(a)
$1,000,000	4.000%		11/01/30	$1,053,330
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	849,300
Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,315,899
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A1)(a)
1,590,000	4.000		12/01/36	1,593,896
Michigan State Finance Authority Revenue Bonds (Refunding-Hospital Trinity Health Credit Group) Series A (AA-/Aa3)(a)
1,000,000	4.000		12/01/36	1,003,760
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit Group) Series 2018 (AA+/Aa2)(a)
1,800,000	4.000		11/15/32	1,838,682
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	703,386
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,680,648
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	477,440
1,000,000	2.866		10/01/25	951,870
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	373,844
470,000	2.550	(a)	04/01/28	439,126
410,000	2.600	(a)	10/01/28	382,255
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA/NR)(a)
1,000,000	4.000		05/01/24	1,059,490
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	796,050
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	688,189
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
875,000	5.000		11/15/24	898,774
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(d)
795,000	5.000		11/15/19	819,001

				27,143,922

Minnesota – 0.1%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A1)
500,000	4.000		10/01/21	523,240

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi(a) – 1.7%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
$1,560,000	4.000%	09/01/33	$1,600,045
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
600,000	4.000	04/01/34	608,064
660,000	4.000	04/01/35	666,739
Mississippi State Development Bank Special Obligation (Vicksburg Warren School District) Series 2018 (A+/NR)
490,000	5.250	03/01/34	554,812
810,000	5.250	03/01/36	909,622
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)
300,000	5.000	11/01/29	339,921
400,000	5.000	11/01/30	450,904
500,000	5.000	11/01/31	561,565
400,000	5.000	11/01/32	448,264

			6,139,936

Missouri – 1.0%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000	04/01/22	546,135
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
1,500,000	5.000	10/01/37	1,611,495
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems) Series 2011 (A/NR)
1,490,000	4.250	02/15/21	1,498,061

			3,655,691

Nebraska – 0.8%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
1,000,000	5.000	11/15/34	1,105,190
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000	01/01/23	1,918,298
Sarpy County NE Hospital Authority No. 1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000	05/15/46	28,134

			3,051,622

Nevada(a) – 2.5%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
3,000,000	3.000	07/01/35	2,626,860
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series B (A+/Aa3)
3,055,000	4.000	07/01/34	3,106,385
Washoe County NV School District GO Bonds Series C (AGM) (AA/A1)
3,750,000	3.000	10/01/36	3,207,975

			8,941,220

42	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 4.3%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
$ 705,000	4.000%		06/15/26	$756,663
500,000	4.000		06/15/27	534,970
500,000	4.000	(a)	06/15/28	532,625
760,000	4.000	(a)	06/15/29	803,115
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	787,920
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/Baa1)(a)
1,750,000	5.000		06/15/28	1,860,758
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
970,000	4.750		12/01/23	991,437
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa2)
85,000	5.750		02/15/21	88,257
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,575,000	5.000		11/01/20	1,645,292
1,830,000	5.000		11/01/22	1,975,503
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,558,538
1,530,000	4.000		12/01/23	1,635,815
690,000	4.000		12/01/26	746,897
705,000	4.000		12/01/27	762,993
730,000	4.000	(a)	12/01/28	781,640

				15,462,423

New Mexico(a) – 0.8%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	884,369
500,000	4.000		06/01/30	519,210
1,000,000	4.000		06/01/32	1,031,000
500,000	4.000		06/01/33	513,820

				2,948,399

New York – 1.6%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A/A1)
35,000	5.500		11/15/18	35,048
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	547,790
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	245,677
New York City Water & Sewer System Revenue Bonds (Second Generation) Series CC (AA+/Aa1)(a)(b)(c)
5,000,000	1.600		06/15/41	5,000,000

				5,828,515

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – 1.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA+/Aa1)(a)
$1,235,000	3.200%		01/01/29	$1,215,981
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,240,515
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	199,288
420,000	3.000		06/01/21	424,372
330,000	4.000		06/01/22	344,659
350,000	4.000		06/01/23	368,547
480,000	4.000	(a)	06/01/25	503,328

				4,296,690

Ohio – 7.2%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)
885,000	4.000		12/01/29	906,488
960,000	4.000		12/01/31	973,891
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	658,106
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	611,921
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,071,660
950,000	4.000		12/01/36	953,885
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	877,424
1,115,000	5.000	(a)	10/01/28	1,272,338
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	663,692
650,000	4.000		12/01/27	682,182
665,000	4.000		12/01/28	694,546
500,000	4.000		12/01/29	519,970
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	741,218
2,245,000	4.000		12/01/36	2,273,511
2,170,000	4.000		12/01/37	2,188,879
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,175,209
1,045,000	5.000		12/01/27	1,213,632
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,101,140
1,000,000	5.000		05/01/28	1,097,460
750,000	5.000		05/01/29	820,342

The accompanying notes are an integral part of these financial statements.	43

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Water Development Authority Water Pollution Control Revenue Bonds (Loan Fund) Series A (AAA/Aaa)(a)(b)(c)
$5,000,000	1.620%		12/01/36	$5,000,000
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	704,536

				26,202,030

Oklahoma(a) – 0.9%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Purcell Public Schools Project) Series 2018 (A/NR)
1,000,000	5.000		09/01/31	1,139,880
Oklahoma State Capitol Improvement Authority Facility Revenue Bonds (Department of Correction) Series D (AA-/NR)(e)
2,000,000	4.000		07/01/38	1,997,220

				3,137,100

Pennsylvania – 7.8%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	554,555
450,000	5.000	(a)	07/01/26	494,280
490,000	5.000	(a)	07/01/27	536,070
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A/NR)
1,000,000	5.000		11/15/26	1,126,650
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,046,300
1,250,000	5.250	(a)	10/01/31	1,287,537
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,404,164
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	915,740
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,644,450
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,344,280
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	558,730
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,016,240
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A/A2)
610,000	3.000		12/01/18	610,488

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A/A2)
$2,000,000	4.000%		12/01/18	$2,003,200
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,097,840
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,008,980
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,184,578
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (AA-/NR)
550,000	4.000		07/01/25	585,717
520,000	4.000		07/01/27	552,458
400,000	5.000	(a)	07/01/28	456,036
500,000	4.000	(a)	07/01/33	504,360
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,106,140
2,205,000	4.000	(a)	11/01/29	2,238,648
York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,830,470

				28,107,911

Rhode Island – 0.7%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,009,954
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,327,203
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
350,000	3.500		04/01/22	359,387

				2,696,544

South Carolina – 0.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,104,530
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,112,290

				2,216,820

South Dakota – 0.9%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
835,000	2.700		05/01/25	825,172

44	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – (continued)
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
$ 750,000	5.000%		09/01/23	$831,908
825,000	5.000		09/01/24	925,287
605,000	5.000		09/01/25	684,394

				3,266,761

Tennessee – 1.6%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
500,000	5.000		07/01/28	565,400
600,000	5.000	(a)	07/01/29	676,374
500,000	5.000	(a)	07/01/30	559,715
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
2,785,000	3.375		04/01/26	2,811,374
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
620,000	3.500		07/01/27	626,652
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
445,000	4.050		01/01/38	449,824

				5,689,339

Texas – 7.3%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (AAA/NR)(a)(e)
1,000,000	4.000		08/15/30	1,047,850
1,000,000	4.000		08/15/31	1,036,890
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000		08/15/25	826,290
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (AAA/NR)(a)
540,000	4.000		12/01/30	557,825
485,000	4.000		12/01/32	497,756
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000		08/01/32	763,781
500,000	4.000		08/01/33	510,725
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA/Aa3)(a)
930,000	5.000		09/01/27	1,049,579
980,000	5.000		09/01/28	1,103,421
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (AAA/NR)(a)
2,500,000	4.000		08/15/28	2,661,900
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000		04/01/31	2,071,380

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
El Paso Independent School District Public Facility Corp. Lease Revenue Bonds Series 2018 (NR/Aa3)(a)(e)
$ 425,000	4.000%	02/15/37	$422,255
815,000	4.000	02/15/36	809,931
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	235,588
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	342,618
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,069,290
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625	05/15/19	5,096
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000	08/15/27	1,129,673
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000	02/15/32	2,589,625
Texas State Revenue Notes Series 2018 (NR/NR)
5,000,000	4.000	08/29/19	5,079,500
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)
880,000	4.000	09/01/31	915,860
870,000	4.000	09/01/32	898,753
750,000	4.000	09/01/33	769,635

			26,395,221

Utah(a) – 0.6%
Ogden City School District Municipal Building Authority Lease Revenue Bonds Series 2018 (NR/A1)
1,280,000	5.000	01/15/32	1,432,026
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000	07/01/34	557,590

			1,989,616

Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,050,840
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	418,118

			1,468,958

Washington – 2.4%
Chelan County Public Utility District No 1 Revenue Bonds (Variable Refunding) Series B (AA+/Aa3)(a)(b)(c)
3,000,000	1.610	07/01/32	3,000,000
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000	01/01/40	249,987

The accompanying notes are an integral part of these financial statements.	45

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Seattle WA Municipal Light & Power Revenue Bonds (Refunding) Series C-2 (AA/Aa2)(b)(c)
$2,065,000	1.750%	11/01/19	$2,065,145
Washington State GO Bonds (Built America) Series D (AA+/Aa1)(a)
1,485,000	4.586	08/01/21	1,540,866
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000	10/01/23	501,655
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
495,000	5.000	08/15/27	559,573
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)(a)
150,000	5.000	10/01/30	172,228
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
775,000	3.450	12/01/30	765,925

			8,855,379

West Virginia(a) – 1.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000	07/01/30	2,329,237
West Virginia State School Building Authority Lottery Revenue Bonds Series A (AAA/A1)
3,190,000	4.000	07/01/31	3,317,058

			5,646,295

Wisconsin(a) – 1.7%
Horicon WI School District GO Notes (Refunding) Series 2018 (NR/A1)
1,925,000	4.000	04/01/36	1,950,872
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)
520,000	4.000	03/01/30	545,917
765,000	4.000	03/01/31	796,900
540,000	4.000	03/01/32	560,137
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,405,253
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,015,610

			6,274,689

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $362,710,670)			$357,996,957

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation – 0.6%
United States Treasury Notes (NR/Aaa)
$2,000,000	1.500%	01/31/19	$1,995,974
(Cost $1,995,000)

Short-term Investment(f) – 1.0%
Repurchase Agreement – 1.0%
Fixed Income Clearing Corp.
$3,702,000	0.420%	11/01/18	3,702,000
Maturity Value: $3,702,043
(Cost $3,702,000)

TOTAL INVESTMENTS – 100.4%
(Cost $368,407,670)			$363,694,931

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(1,451,097)

NET ASSETS – 100.0%			$362,243,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2018.
(c)	Rate shown is that which was in effect on October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)	Prerefunded security. Maturity date disclosed is prerefunding date.
(e)	All or a portion represents a forward commitment.
(f)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $3,970,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $3,777,435.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
Q-SBLF	—Qualified School Bond Loan Fund
WR	—Withdrawn Rating

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

General Obligation	27.9%	26.0%
Lease	13.5	14.0
Hospital	12.2	13.1
Education	12.2	11.8
Limited Tax	9.1	7.1
Transportation	6.1	5.9
Prerefunded/Escrow to Maturity	4.3	6.9
Water/Sewer	4.1	0.6
Power	3.4	1.2
Single Family Housing	2.5	3.2
Multi Family Housing	1.5	2.4
Student	1.1	1.5
Repurchase Agreement	1.0	5.8
Not For Profit	0.7	0.8
Treasuries	0.6	—
Crossover	0.2	0.2

TOTAL INVESTMENTS	100.4%	100.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return(c)	Index
Missouri Tax-Free Intermediate Bond Fund	–1.09%	–0.66%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2018(b)

Standardized Average Annual Total Return through September 30, 2018(b)	One Year	Five Years	Ten Years
Missouri Tax-Free Intermediate Bond Fund(a)	–0.09%	2.49%	3.52%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	–0.05%	2.93%	4.29%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
Missouri Tax-Free Intermediate Bond Fund(a)	–1.09%	2.22%	3.47%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.64%	0.64%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2018) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2019. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 99.1%
Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%		01/01/25	$1,028,930

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)(b)
2,000,000	0.000		07/01/27	1,502,320
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250		12/01/36	1,897,300
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)(b)
2,400,000	0.000		08/01/29	1,652,952

				5,052,572

Connecticut – 1.5%
Hamden CT GO Bonds Series B (A/NR)
575,000	5.000		08/15/20	603,756
575,000	5.250		08/15/21	613,594
575,000	5.250		08/15/22	623,956
575,000	5.250		08/15/23	632,253
575,000	5.250		08/15/24	639,354
575,000	5.250	(a)	08/15/26	640,797
575,000	5.250	(a)	08/15/29	634,190
575,000	5.250	(a)	08/15/31	629,464

				5,017,364

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa2)
2,000,000	4.000		10/01/33	2,049,080

Illinois – 2.0%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250		05/15/39	2,054,600
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)(a)
3,000,000	2.900		08/01/31	2,792,580
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125		02/01/30	2,028,660
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
95,000	0.000		11/01/19	93,060

				6,968,900

Indiana(a) – 1.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000		01/15/35	2,042,720
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500		02/01/29	504,370

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana(a) – (continued)
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
$2,000,000	4.000%	07/15/34	$2,033,740

			4,580,830

Kansas(a) – 0.9%
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)
1,280,000	5.000	08/01/44	1,401,882
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
1,500,000	5.000	11/15/32	1,601,475

			3,003,357

Louisiana(a)(c) – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)
7,000,000	5.500	10/01/20	7,431,830

Maine(a) – 0.8%
Maine Governmental Facilities Authority Revenue Bonds Series A (AA-/Aa3)
2,640,000	4.000	10/01/33	2,705,155

Michigan(a) – 2.2%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950	12/01/28	1,641,369
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550	06/01/27	2,791,257
2,000,000	3.350	12/01/34	1,887,800
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000	10/01/32	1,285,522

			7,605,948

Missouri – 81.5%
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000	10/01/33	1,089,520
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,097,060
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,113,640
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,119,349
1,655,000	4.000	10/01/34	1,689,887

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
$ 750,000	5.000%	06/01/26	$805,035
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	950,211
750,000	4.000	03/01/37	771,765
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	648,792
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,033,350
1,000,000	4.000	03/01/35	1,030,090
1,000,000	4.000	03/01/36	1,024,240
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000	03/01/33	1,039,920
1,000,000	4.000	03/01/34	1,033,350
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (NR/NR)(a)
1,735,000	4.000	03/01/30	1,848,816
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	826,921
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
470,000	5.000	02/01/19	473,591
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	500,430
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,459,627
1,215,000	5.000	12/01/25	1,380,568
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,258
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,107,540
Greene County MO Certificates of Participation Series 2018 (NR/Aa3)(a)
1,130,000	5.000	09/01/36	1,266,911
1,000,000	5.000	09/01/37	1,121,160
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,674,916
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	968,424

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
$ 905,000	4.000%		03/01/30	$943,408
985,000	4.000		03/01/32	1,016,687
Greene County MO Special Obligation Revenue Bonds (Build America Bonds) Series A (NR/Aa3)
420,000	5.100		12/01/19	429,610
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625		03/01/25	515,310
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000		10/01/37	3,464,714
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/28	2,144,280
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
65,000	4.600		06/01/29	65,065
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,573,800
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	608,964
875,000	3.000		04/01/23	890,225
500,000	3.000		04/01/24	506,490
960,000	3.000	(a)	04/01/26	963,802
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,260
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	532,210
900,000	4.000		05/01/25	962,649
700,000	4.000	(a)	05/01/27	742,819
630,000	4.000	(a)	05/01/29	660,360
675,000	4.000	(a)	05/01/30	703,418
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	907,922
580,000	4.000		03/01/30	615,421
Jackson County MO Reorganized School District No. 4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,199,940
1,000,000	5.500		03/01/36	1,195,080
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	446,386
575,000	3.250		04/15/30	538,350
550,000	3.300		04/15/31	512,463
700,000	3.375		04/15/32	638,813

50	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
$1,000,000	5.000%		12/01/25	$1,122,790
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000		12/01/26	1,431,968
1,455,000	4.000		12/01/28	1,524,433
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(a)
595,000	4.250		12/01/23	633,479
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
920,000	3.850		12/01/20	949,550
500,000	4.350	(a)	12/01/23	526,190
820,000	4.500	(a)	12/01/24	863,583
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,838
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,637,789
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(a)
1,000,000	5.500		02/15/31	1,052,300
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(a)
1,895,000	5.000		02/15/27	2,064,394
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	5,782,182
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,301,060
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	1,964,092
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	777,016
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,149,080
1,000,000	5.000	(a)	09/01/31	1,118,700
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	518,375
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	505,025
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,929,713
1,700,000	5.000		02/15/21	1,798,855

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
$1,040,000	3.000%		04/01/27	$1,032,335
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	521,986
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,097,730
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,054,950
1,500,000	1.650	(a)(d)(e)	12/01/37	1,500,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,403,075
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	411,568
425,000	5.000		04/01/31	454,801
475,000	5.000		04/01/32	507,989
500,000	5.000		04/01/33	534,220
500,000	5.000		04/01/34	534,050
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,579,727
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,835,804
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	849,552
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	742,894
595,000	5.000	(a)	01/01/30	661,842
775,000	5.000	(a)	01/01/31	859,762
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
5,000	5.000		01/01/22	5,012
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	311,817
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	90,528

The accompanying notes are an integral part of these financial statements.	51

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
$ 545,000	4.000%		10/01/19	$553,671
400,000	3.500		10/01/21	408,788
1,850,000	5.250	(a)	10/01/41	1,979,148
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,521,648
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (NR/A3)(a)(c)
1,000,000	5.125		11/01/19	1,030,300
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	733,677
800,000	5.000		09/01/38	861,760
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/A2)(a)
1,590,000	4.000		04/01/33	1,602,402
1,345,000	4.000		04/01/34	1,351,658
1,395,000	4.000		04/01/35	1,397,929
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,646,576
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,699,675
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000		12/01/33	1,085,620
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000		12/01/25	2,428,855
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125		11/15/23	470,996
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000		12/01/31	1,500,317
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000		05/15/23	172,678
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
830,000	5.000		05/15/19	843,745

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
$ 950,000	5.000%		06/01/34	$1,044,458
1,100,000	5.000		06/01/37	1,199,209
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)(c)
4,000,000	5.000		04/01/21	4,260,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000		05/15/33	1,269,512
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000		02/15/19	2,013,060
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000		05/15/39	1,237,887
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (NR/NR)(a)(c)
1,000,000	4.500		06/01/20	1,036,150
1,000,000	5.000		06/01/20	1,043,880
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000		05/01/30	541,740
1,410,000	5.000		05/01/40	1,462,945
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000		11/15/19	1,029,660
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)(e)
1,545,000	1.590		11/15/26	1,545,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250		07/01/42	618,205
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375		07/01/30	508,705
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
1,625,000	3.550		11/01/30	1,615,575
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
510,000	2.000		11/01/21	499,596
495,000	3.050	(a)	11/01/28	471,280
425,000	3.150	(a)	11/01/29	403,873
485,000	3.250	(a)	11/01/30	469,960

52	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
$ 75,000	3.950%		05/01/21	$76,235
90,000	3.950		11/01/21	91,443
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
195,000	3.600		11/01/23	198,360
280,000	3.750		05/01/24	285,354
225,000	3.800		05/01/25	229,082
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000		04/01/19	1,179,430
2,835,000	4.000	(a)	04/01/26	2,947,776
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)(e)
3,500,000	1.590		11/01/28	3,500,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
280,000	3.000		04/01/19	281,224
265,000	3.250	(a)(c)	04/01/19	266,431
590,000	4.000	(a)(c)	04/01/19	595,145
790,000	4.500	(a)(c)	04/01/19	798,508
425,000	4.625	(a)(c)	04/01/19	429,794
445,000	4.750	(a)(c)	04/01/19	450,251
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000		06/01/19	1,532,974
2,750,000	4.000	(a)	06/01/26	2,835,085
2,925,000	4.000	(a)	06/01/27	3,004,501
1,000,000	4.000	(a)	06/01/28	1,022,760
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,191,580
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,036,800
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	534,880
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,034,120
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a) (continued)
1,000,000	4.000		03/01/34	1,023,530
1,500,000	4.000		03/01/35	1,532,265
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,048,770
550,000	4.000		04/01/28	575,174
800,000	4.000		04/01/29	829,976
1,475,000	4.000		04/01/30	1,542,511

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Rolla MO Certificates of Participation Series B (A+/NR)(a)
$ 225,000	3.150%		07/01/27	$223,981
410,000	3.450		07/01/32	395,650
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A2)
2,135,000	5.500		07/01/28	2,563,921
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,166,470
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,372,137
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)(c)
2,675,000	4.000		04/01/21	2,790,132
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	551,340
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)(c)
540,000	6.750		03/01/19	547,468
575,000	6.850		03/01/19	583,142
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,369,854
Springfield MO School District No. R-12 GO Bonds (Refunding) (Direct Deposit Program) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/31	2,119,820
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	913,021
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,577,097
1,220,000	5.000	(a)	07/01/28	1,372,195
1,400,000	5.000	(a)	07/01/30	1,556,814
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,303,277
1,335,000	2.000		05/01/21	1,315,335
1,000,000	4.000	(a)	05/01/26	1,046,500
1,405,000	4.000	(a)	05/01/27	1,463,701
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,385,632
1,340,000	5.000	(a)	04/01/23	1,457,196
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
1,000,000	4.000		12/01/31	1,032,360

The accompanying notes are an integral part of these financial statements.	53

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
$1,250,000	5.650%		02/01/30	$1,290,787
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,002,900
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,222,187
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Variable-Heartland Refunding Medical Center) Series A-2009 (NR/Aa1)(a)(d)(e)
2,500,000	1.650		11/15/43	2,500,000
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(a)
1,000,000	4.000		04/01/35	1,020,040
2,000,000	4.000		04/01/36	2,025,640
2,515,000	4.000		04/01/37	2,541,835
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,969,769
1,930,000	4.000		04/01/26	2,036,999
2,010,000	4.000		04/01/27	2,107,746
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	401,840
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,038,500
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	919,389
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,801,156
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A2)(a)
1,280,000	5.000		07/01/23	1,382,925
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	759,600
800,000	3.000		04/01/22	811,424
800,000	3.000	(a)	04/01/23	810,120
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,079,346
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,485,356
1,390,000	5.000		04/15/26	1,578,373
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,103,740
2,595,000	4.000	(a)	02/15/35	2,609,558

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
$1,000,000	4.000%		04/01/29	$1,049,040
1,000,000	4.000		04/01/30	1,040,340
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	704,146
Stone County MO Reorganized School District No. 4 (Refunding-MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,767,918
1,840,000	4.000		03/01/34	1,873,893
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	872,084
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	783,980
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,914,000
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	532,860
890,000	4.000		03/01/33	941,122
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,240,585
1,000,000	4.000	(a)	08/01/26	1,064,410
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,607,800
2,095,000	0.000		03/01/27	1,608,143
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
3,200,000	4.000		03/01/29	3,404,736
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,853,168
1,800,000	4.000		04/01/33	1,834,650
1,800,000	4.000		04/01/34	1,829,502
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)(a)
1,270,000	3.250		04/01/21	1,274,394
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	629,732
990,000	4.000	(a)	04/01/25	1,052,350
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)(e)
500,000	1.750		04/01/32	500,000

				276,830,934

54	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nevada(a) — 0.5%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
$2,000,000	3.000%	07/01/35	$1,751,240

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
2,100,000	5.000	11/01/21	2,231,313

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600	07/01/28	2,173,410
1,895,000	3.150	01/01/36	1,738,416

			3,911,826

Ohio(a) – 0.6%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,285,000	3.200	09/01/36	2,133,893

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,047,760

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375	04/01/26	1,514,205

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,031,220

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $339,290,222)			$336,896,357

Short-term Investment(f) – 0.3%
Repurchase Agreement – 0.3%
Fixed Income Clearing Corp.
$ 944,000	0.420%	11/01/18	$944,000
Maturity Value: $944,011
(Cost $944,000)

TOTAL INVESTMENTS – 99.4%
(Cost $340,234,222)			$337,840,357

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			1,960,457

NET ASSETS – 100.0%			$339,800,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2018.
(e)	Rate shown is that which was in effect on October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(f)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $1,015,000 U.S. Treasury Bond, 3.000%, due 05/15/45 with a market value of $965,767.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
LLC	—Limited Liability Company
NPFG	—National Public Finance Guarantee
Non-ACE	—Non-Adjust Current Earnings
Non-AMT	—Non-Alternative Minimum Tax
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance

The accompanying notes are an integral part of these financial statements.	55

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

Lease	25.0%	25.8%
General Obligation	20.4	17.0
Education	11.6	10.6
Hospital	10.6	11.3
Prerefunded/Escrow to Maturity	8.3	12.6
Limited Tax	7.3	7.5
Single Family Housing	6.3	6.1
Water/Sewer	3.6	4.3
Transportation	2.1	2.2
Crossover	1.2	0.4
Power	1.0	1.0
Not For Profit	0.8	0.6
Multi Family Housing	0.7	0.7
Repurchase Agreement	0.3	0.4
Industrial Development Revenue/ Pollution Control Revenue	0.2	0.2

TOTAL INVESTMENTS	99.4%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2018 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - October 31, 2018	Fund Total Return(a)	Index Total Return(c)	Index
Kansas Tax-Free Intermediate Bond Fund	–0.94%	–0.66%	Bloomberg Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2018(b)

Standardized Average Annual Total Return through September 30, 2018(b)	One Year	Five Years	Ten Years
Kansas Tax-Free Intermediate Bond Fund(a)	–0.12%	2.45%	3.55%
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index(c)	–0.05%	2.93%	4.29%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2008 through October 31, 2018.

Average Annual Total Return through October 31, 2018	One Year	Five Years	Ten Years
Kansas Tax-Free Intermediate Bond Fund(a)	–0.94%	2.17%	3.52%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.70%	0.81%

(a)	Returns reflect any applicable fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both net (net of applicable fee waivers and/or expense reimbursements) and gross (before applicable fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2018) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2019. After this date, the Adviser or the Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.7%
Alabama(a) – 1.2%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%	05/01/29	$770,509
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000	12/01/35	995,070

			1,765,579

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000	01/01/25	463,019

California(b) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
670,000	0.000	07/01/27	503,277
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,943,396

			2,446,673

Illinois – 0.7%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500	08/01/31	950,440
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
30,000	0.000	11/01/19	29,387

			979,827

Indiana(a) – 0.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000	01/15/35	449,398

Kansas – 82.6%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000	12/01/22	3,774,726
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000	10/01/27	844,992
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	993,987
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000	09/01/30	1,053,210
500,000	4.000	09/01/31	523,090

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
$1,315,000	5.000%		09/01/26	$1,502,203
1,305,000	4.000	(a)	09/01/28	1,381,617
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,125,760
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	626,952
650,000	4.000		12/01/30	675,084
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	607,953
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	715,942
740,000	4.000	(a)	09/01/28	781,699
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,147,820
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
655,000	4.000		10/01/19	666,194
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	254,395
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,184,056
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,483,133
1,000,000	5.000		08/01/44	1,095,220
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,870,938
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,574,538
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,915,237
750,000	5.000		09/01/40	825,922
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,043,710

58	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
$ 380,000	4.000%		12/01/26	$401,337
310,000	5.000		12/01/37	342,820
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	830,288
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	5.000		09/01/26	1,146,130
1,000,000	3.500	(a)	09/01/30	999,000
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,029,800
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,052,200
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
500,000	4.000		09/01/20	517,055
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	960,980
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,624,369
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,531,785
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	535,780
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,046,510
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,058,550
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,033,550
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	891,025
Junction City KS GO Bonds (Refunding) Series A (A+/NR)(a)
600,000	5.000		09/01/33	636,498
600,000	5.000		09/01/34	636,162
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,601,475

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
$2,900,000	5.250%	01/01/20	$3,002,370
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250	01/01/25	455,066
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	528,386
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,067,770
790,000	5.250	06/01/42	843,333
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	515,730
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AAA/Aa2)(a)
1,250,000	5.000	09/01/29	1,430,712
1,110,000	5.000	09/01/34	1,249,061
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000	05/15/19	762,218
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Kansas Health System) Series J (AAA/NR)(a)(d)(e)
300,000	1.680	03/01/41	300,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,507,397
Kansas State Development Finance Authority Hospital Revenue Bonds (Prefunded — Adventist Health System/Sunbelt) Series C (NR/NR)(a)(c)
20,000	5.500	11/15/19	20,674
Kansas State Development Finance Authority Hospital Revenue Bonds (unrefunded — Adventist Health System/Sunbelt) Series C (AA/Aa2)(a)
980,000	5.500	11/15/23	1,013,046
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,019,880
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,028,000
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,542,705
2,000,000	5.000	11/01/27	2,054,740
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	735,567

The accompanying notes are an integral part of these financial statements.	59

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
$2,000,000	4.000%	03/01/31	$2,060,940
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,092,900
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
1,335,000	4.000	07/01/37	1,302,319
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,213,476
500,000	4.000	09/01/38	510,440
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,493,601
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,453,120
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	520,525
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,550,179
1,180,000	3.000	09/01/28	1,162,158
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,079,288
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	309,339
400,000	5.000	12/01/20	421,308
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,004,961
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	1,860,380
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,032,240
965,000	5.000	09/01/29	1,078,938
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,042,400
1,000,000	4.000	10/01/31	1,041,000
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,063

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
$ 985,000	3.000%	11/01/32	$892,893
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	851,288
1,500,000	4.000	09/01/26	1,587,045
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000	09/01/24	1,619,612
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,371,240
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000	09/01/22	1,099,200
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	856,898
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	502,285
1,000,000	4.000	09/01/31	1,033,180
1,065,000	5.000	09/01/32	1,190,745
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	444,170
450,000	3.000	09/01/23	458,933
490,000	3.000	09/01/25	496,958
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	639,030
650,000	4.000	09/01/30	687,648
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,760,340
Topeka KS Combined Utility Revenue Bonds Series A (NR/Aa3)(a)
545,000	4.000	08/01/27	586,311
Topeka KS GO Notes (Temprary Notes-Renewable & Improvement) Series A (SP-1+/NR)
850,000	5.000	10/01/19	872,482
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,022,410
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	306,723
475,000	5.000	06/01/24	485,645

60	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
$ 435,000	3.000%	07/01/20	$441,147
460,000	3.000	07/01/22	470,916
Wichita KS Airport Authority Airport Facilities Revenue Bonds (Flightsafety International) Series A (NR/Aa2)(a)(d)(e)
2,000,000	1.630	11/01/31	2,000,000
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	665,561
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	922,854
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	442,892
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A+/A2)(a)
525,000	5.000	09/01/28	569,441
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A+/A2)
800,000	5.000	09/01/19	819,384
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
1,000,000	5.000	03/01/19	1,010,470
Wyandotte County Kansas City Ksunif Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A+/A2)(a)
1,000,000	5.000	09/01/26	1,118,700
1,000,000	4.250	09/01/39	1,016,480
Wyandotte County KS School District No. 204 GO Bonds Series A (NR/Aa3)(a)
1,000,000	3.000	09/01/37	852,510
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,452,405
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,469,398

			121,892,116

Louisiana(a)(c) – 1.4%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (NR/A2)
2,000,000	5.500	10/01/20	2,123,380

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
135,000	5.300	01/01/30	137,709

Michigan(a) – 1.1%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,601,347

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
$1,000,000	3.000%	07/01/35	$875,620

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,000,000	5.000	11/01/23	1,093,140

Ohio(a) – 1.5%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	972,810
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,296,552

			2,269,362

Pennsylvania(a) – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	633,895

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	504,735

Texas(a) – 1.5%
Arlington TX Higher Education Finance Corp. Revenue Bonds (KIPP Texas, Inc.) Series 2018 (PSF-GTD) (AAA/NR)
1,000,000	4.000	08/15/32	1,029,370
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)
1,090,000	4.000	08/01/35	1,106,045

			2,135,415

Utah(a) – 1.0%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	608,904
1,000,000	3.000	04/01/35	884,480

			1,493,384

Washington(a)(c) – 0.5%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/20	788,160

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,015,610

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $143,550,220)			$142,668,369

The accompanying notes are an integral part of these financial statements.	61

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2018

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 2.9%
United States Treasury Bills (NR/NR)(b)
$1,000,000	0.000%	11/01/18	$1,000,000
1,000,000	0.000	11/15/18	999,178
United States Treasury Notes (NR/Aaa)
1,000,000	1.250	12/31/18	998,393
250,000	1.500	01/31/19	249,497
1,000,000	1.375	02/28/19	996,641

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,236,798)			$4,243,709

Short-term Investment(f) – 0.2%
Repurchase Agreement – 0.2%
Fixed Income Clearing Corp.
$239,000	0.420%	11/01/18	$239,000
Maturity Value: $239,003 (Cost $239,000)

TOTAL INVESTMENTS – 99.8%
(Cost $148,026,018)			$147,151,078

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			344,212

NET ASSETS – 100.0%			$147,495,290

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2018.
(e)	Rate shown is that which was in effect on October 31, 2018. Certain variable rate securities are not based on a published r64eference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(f)	Repurchase agreement was entered into on October 31, 2018. This agreement was fully collateralized by $245,000 U.S. Treasury Note, 2.750%, due 08/15/21 with a market value of $245,464.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
BHAC	—BerkshireHathaway Assurance Corp.
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NPFG	—NationalPublic Finance Guarantee
Non-ACE	—Non-AdjustCurrent Earnings
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 10/31/18	AS OF 10/31/17

General Obligation	40.1%	41.1%
Lease	15.4	13.1
Prerefunded/Escrow to Maturity	12.9	8.9
Hospital	8.3	11.1
Water/Sewer	6.0	4.6
Education	5.1	5.5
Transportation	3.2	3.4
Treasuries	2.9	—
Limited Tax	1.9	1.9
Power	1.7	1.5
Single Family Housing	1.7	1.9
Crossover	0.4	1.1
Repurchase Agreement	0.2	5.6
Student	0.1	0.1
Multi Family Housing	—	0.9

TOTAL INVESTMENTS	99.9%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2018

	Growth Fund	Value Fund
Assets:
Investments at value (identified cost $91,453,341 and $200,404,947, respectively)	$123,770,907	$221,110,680
Cash	310	1,054
Receivables:
Fund shares sold	164,220	252,700
Interest and dividends	33,390	329,770
Other	4,206	7,784
Total Assets	123,973,033	221,701,988

Liabilities:
Due to custodian	—	90
Payables:
Deferred trustee fees	49,420	63,788
Advisory fees	43,173	68,605
Administrative fees	15,650	27,856
Fund shares redeemed	13,051	200,100
Accrued expenses	84,060	152,825
Total Liabilities	205,354	513,264

Net Assets:
Paid-in capital	80,536,093	180,662,097
Total distributable earnings	43,231,586	40,526,627
Net Assets	$123,767,679	$221,188,724

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,576,103	7,142,498
Net asset value (net assets/shares outstanding)	$34.61	$30.97

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2018

	MidCap Growth Fund	Bond Fund
Assets:
Investments at value (identified cost $139,976,136 and $1,116,624,585, respectively)	$161,823,134	$1,095,781,025
Cash	402	471
Receivables:
Interest and dividends	38,995	7,150,202
Fund shares sold	110,472	1,003,810
Other	5,554	37,689
Total Assets	161,978,557	1,103,973,197

Liabilities:
Payables:
Deferred trustee fees	34,825	319,673
Advisory fees	69,827	343,718
Administrative fees	20,250	135,318
Fund shares redeemed	52,362	507,698
Investments purchased on an extended settlement basis	—	5,275,935
Dividends	—	2,190,999
Accrued expenses	82,610	296,733
Total Liabilities	259,874	9,070,074

Net Assets:
Paid-in capital	124,883,353	1,122,134,137
Total distributable earnings (loss)	36,835,330	(27,231,014)
Net Assets	$161,718,683	$1,094,903,123

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,998,546	57,463,763
Net asset value (net assets/shares outstanding)	$40.44	$19.05

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2018

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $72,599,873 and $368,407,670, respectively)	$72,009,769	$363,694,931
Cash	192	436
Receivables:
Interest	252,448	4,150,426
Fund shares sold	3,175	893,702
Reimbursement from Adviser	10,196	—
Other	2,586	12,514
Total Assets	72,278,366	368,752,009

Liabilities:
Payables:
Deferred trustee fees	49,208	97,312
Advisory fees	30,959	106,296
Administrative fees	8,978	44,411
Fund shares redeemed	505,191	186,947
Investments purchased on an extended settlement basis	—	5,282,399
Dividends	65,525	679,200
Accrued expenses	78,394	111,610
Total Liabilities	738,255	6,508,175

Net Assets:
Paid-in capital	77,337,943	366,074,870
Total distributable (loss)	(5,797,832)	(3,831,036)
Net Assets	$71,540,111	$362,243,834

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	4,276,289	19,146,406
Net asset value (net assets/shares outstanding)	$16.73	$18.92

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Statements of Assets and Liabilities (continued)

October 31, 2018

	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Assets:
Investments at value (identified cost $340,234,222 and $148,026,018, respectively)	$337,840,357	$147,151,078
Cash	317	—
Receivables:
Interest	3,012,452	1,499,845
Fund shares sold	415,956	330,982
Investments sold	—	1,752,762
Reimbursement from Adviser	—	4,250
Other	12,023	4,981
Total Assets	341,281,105	150,743,898

Liabilities:
Due to custodian	—	1,752,165
Payables:
Deferred trustee fees	109,414	41,265
Advisory fees	102,076	56,277
Administrative fees	41,963	18,037
Fund shares redeemed	497,553	14,832
Investments purchased on an extended settlement basis	—	1,028,460
Dividends	605,265	252,514
Accrued expenses	124,020	85,058
Total Liabilities	1,480,291	3,248,608

Net Assets:
Paid-in capital	346,042,049	148,732,716
Total distributable (loss)	(6,241,235)	(1,237,426)
Net Assets	$339,800,814	$147,495,290

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	18,035,852	7,868,394
Net asset value (net assets/shares outstanding)	$18.84	$18.75

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2018

	Growth Fund	Value Fund
Investment Income:
Dividends	$1,749,892	$7,631,786
Interest	4,699	3,674
Total Investment Income	1,754,591	7,635,460

Expenses:
Advisory fees	491,287	702,749
Administration fees	178,092	339,662
Transfer Agent fees	71,004	170,546
Custody, accounting and administrative services	68,508	74,860
Professional fees	39,693	52,825
Shareholder servicing fees	22,645	417,994
Registration fees	20,363	14,648
Trustee fees	13,228	25,795
Printing and mailing costs	11,425	32,377
Other	16,018	25,911
Total Expenses	932,263	1,857,367
Less — expense reductions	—	(217,620)
Net Expenses	932,263	1,639,747
Net Investment Income	$822,328	$5,995,713

Realized and unrealized gain (loss)
Net realized gain	10,175,736	19,764,273
Net change in unrealized gain (loss)	537,567	(10,709,381)
Net realized and unrealized gain	10,713,303	9,054,892
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,535,631	$15,050,605

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2018

	MidCap Growth Fund	Bond Fund
Investment Income:
Interest	$5,257	$39,514,376
Dividends	2,006,956	214,028
Total Investment Income	2,012,213	39,728,404

Expenses:
Advisory fees	792,769	4,009,120
Administration fees	229,903	1,571,289
Shareholder servicing fees	48,747	838,382
Custody, accounting and administrative services	68,881	211,334
Professional fees	43,204	185,833
Trustee fees	17,117	116,742
Transfer Agent fees	55,064	105,565
Printing and mailing costs	14,691	56,077
Registration fees	22,509	17,432
Other	18,247	82,228
Total Expenses	1,311,132	7,194,002
Net Investment Income	$701,081	$32,534,402

Realized and unrealized gain (loss)
Net realized gain	14,485,824	1,608,401
Net change in unrealized (loss)	(5,015,150)	(53,608,161)
Net realized and unrealized gain (loss)	9,470,674	(51,999,760)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,171,755	$(19,465,358)

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2018

	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$1,962,936	$9,919,637
Total Investment Income	1,962,936	9,919,637

Expenses:
Advisory fees	422,301	1,234,163
Administration fees	122,467	512,815
Custody, accounting and administrative services	82,967	131,141
Professional fees	34,763	70,655
Shareholder servicing fees	34,139	1,106
Transfer Agent fees	31,878	35,414
Registration fees	19,674	28,844
Trustee fees	9,119	37,922
Printing and mailing costs	7,572	12,994
Other	14,308	31,567
Total Expenses	779,188	2,096,621
Less — expense reductions	(204,859)	—
Net Expenses	574,329	2,096,621
Net Investment Income	$1,388,607	$7,823,016

Realized and unrealized gain (loss)
Net realized gain (loss)	(484,024)	471,403
Net change in unrealized loss	(1,335,108)	(12,992,777)
Net realized and unrealized loss	(1,819,132)	(12,521,374)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(430,525)	$(4,698,358)

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2018

	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund
Investment Income:
Interest	$10,605,127	$4,161,335
Total Investment Income	10,605,127	4,161,335

Expenses:
Advisory fees	1,208,023	650,843
Administration fees	497,653	207,492
Custody, accounting and administrative services	126,712	83,052
Shareholder servicing fees	107,735	20,588
Professional fees	75,915	49,032
Transfer Agent fees	51,798	29,209
Trustee fees	37,001	15,366
Registration fees	26,998	20,218
Printing and mailing costs	14,345	6,351
Other	31,437	17,667
Total Expenses	2,177,617	1,099,818
Less — expense reductions	—	(98,131)
Net Expenses	2,177,617	1,001,687
Net Investment Income	$8,427,510	$3,159,648

Realized and unrealized gain (loss)
Net realized gain	174,412	226,514
Net change in unrealized loss	(12,282,620)	(4,827,635)
Net realized and unrealized loss	(12,108,208)	(4,601,121)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,680,698)	$(1,441,473)

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund			Value Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations:
Net investment income	$822,328	$837,748		$5,995,713	$7,674,068
Net realized gain	10,175,736	5,773,825		19,764,273	23,926,269
Net change in unrealized gain (loss)	537,567	17,494,214		(10,709,381)	8,102,839
Net increase in net assets resulting from operations	11,535,631	24,105,787		15,050,605	39,703,176

Distributions to Shareholders:
From distributable earnings	(6,575,305)	(5,220,697	)(a)	(30,012,642)	(13,194,896	)(a)

From Share Transactions:
Proceeds from sales of shares	20,191,185	26,599,222		37,893,508	90,676,810
Reinvestment of distributions	2,055,410	1,941,511		15,981,071	7,749,125
Cost of shares redeemed	(20,740,048)	(18,351,791)		(68,478,764)	(148,162,603)
Net increase (decrease) in net assets resulting from share transactions	1,506,547	10,188,942		(14,604,185)	(49,736,668)
TOTAL INCREASE (DECREASE)	6,466,873	29,074,032		(29,566,222)	(23,228,388)

Net Assets:(b)
Beginning of year	117,300,806	88,226,774		250,754,946	273,983,334
End of year	$123,767,679	$117,300,806		$221,188,724	$250,754,946

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:
Growth Fund	$(800,198)
Value Fund	(7,680,703)

Distributions from net realized gains:
Growth Fund	$(4,420,499)
Value Fund	(5,514,193)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $792,301 and $281,449 for Growth Fund and Value Fund, respectively, as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	MidCap Growth Fund			Bond Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations:
Net investment income	$701,081	$711,568		$32,534,402	$31,437,024
Net realized gain	14,485,824	9,592,177		1,608,401	3,944,982
Net change in unrealized gain (loss)	(5,015,150)	15,834,147		(53,608,161)	(11,359,534)
Net increase (decrease) in assets resulting from operations	10,171,755	26,137,892		(19,465,358)	24,022,472

Distributions to Shareholders:
From distributable earnings	(10,351,268)	(5,586,296	)(a)	(35,191,863)	(34,808,415	)(a)

From Share Transactions:
Proceeds from sales of shares	28,200,978	40,488,721		225,636,108	239,610,970
Reinvestment of distributions	2,080,020	924,138		8,486,779	8,830,850
Cost of shares redeemed	(18,921,644)	(17,695,417)		(162,880,541)	(257,659,012)
Net increase (decrease) in net assets resulting from share transactions	11,359,354	23,717,442		71,242,346	(9,217,192)
TOTAL INCREASE (DECREASE)	11,179,841	44,269,038		16,585,125	(20,003,135)

Net Assets:(b)
Beginning of year	150,538,842	106,269,804		1,078,317,998	1,098,321,133
End of year	$161,718,683	$150,538,842		$1,094,903,123	$1,078,317,998

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:
MidCap Growth Fund	$(588,285)
Bond Fund	(34,372,872)

Distributions from net realized gains:
MidCap Growth Fund	$(4,998,011)
Bond Fund	(435,543)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed (distributions in excess of) net investment income was $596,718 and $(2,983,244) for MidCap Growth Fund and Bond Fund, respectively, as of October 31, 2017.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund			National Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations:
Net investment income	$1,388,607	$1,292,598		$7,823,016	$7,225,693
Net realized gain (loss)	(484,024)	11,485		471,403	502,807
Net change in unrealized (loss)	(1,335,108)	(1,115,495)		(12,992,777)	(2,583,269)
Net increase (decrease) in assets resulting from operations	(430,525)	188,588		(4,698,358)	5,145,231

Distributions to Shareholders:
From distributable earnings	(1,559,449)	(1,664,495	)(a)	(8,343,609)	(8,604,511	)(a)

From Share Transactions:
Proceeds from sales of shares	16,994,231	30,963,212		75,177,523	64,048,861
Reinvestment of distributions	677,010	691,657		261,061	409,297
Cost of shares redeemed	(43,152,596)	(39,109,834)		(38,569,260)	(50,620,662)
Net increase (decrease) in net assets resulting from share transactions	(25,481,355)	(7,454,965)		36,869,324	13,837,496
TOTAL INCREASE (DECREASE)	(27,471,329)	(8,930,872)		23,827,357	10,378,216

Net Assets:(b)
Beginning of year	99,011,440	107,942,312		338,416,477	328,038,261
End of year	$71,540,111	$99,011,440		$362,243,834	$338,416,477

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:
Short-Term Government Fund	$(1,664,495)
National Tax-Free Intermediate Bond Fund	(7,161,970)

Distributions from net realized gains:
Short-Term Government Fund	$—
National Tax-Free Intermediate Bond Fund	(1,442,541)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed (distributions in excess of) net investment income was $(530,094) and $397,583 for Short-Term Government Fund and National Tax-Free Intermediate Bond Fund, respectively, as of October 31, 2017.

The accompanying notes are an integral part of these financial statements.	73

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Missouri Tax-Free Intermediate Bond Fund			Kansas Tax-Free Intermediate Bond Fund
	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017		For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
From Operations:
Net investment income	$8,427,510	$8,441,427		$3,159,648	$2,975,804
Net realized gain	174,412	1,042,544		226,514	166,792
Net change in unrealized loss	(12,282,620)	(4,090,046)		(4,827,635)	(1,759,653)
Net increase (decrease) in net assets resulting from operations	(3,680,698)	5,393,925		(1,441,473)	1,382,943

Distributions to Shareholders:
From distributable earnings	(8,401,906)	(8,422,194	)(a)	(3,145,311)	(2,969,288	)(a)

From Share Transactions:
Proceeds from sales of shares	56,679,475	64,752,420		26,979,044	28,250,300
Reinvestment of distributions	1,104,145	1,125,126		283,506	293,726
Cost of shares redeemed	(50,191,431)	(65,025,344)		(15,735,787)	(23,708,671)
Net increase in net assets resulting from share transactions	7,592,189	852,202		11,526,763	4,835,355
TOTAL INCREASE (DECREASE)	(4,490,415)	(2,176,067)		6,939,979	3,249,010

Net Assets:(b)
Beginning of year	344,291,229	346,467,296		140,555,311	137,306,301
End of year	$339,800,814	$344,291,229		$147,495,290	$140,555,311

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:
Missouri Tax-Free Intermediate Bond Fund	$(8,422,194)
Kansas Tax-Free Intermediate Bond Fund	(2,969,288)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $132,432 and $44,075 for Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund, respectively, as of October 31, 2017.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

	Growth Fund
	Year Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$33.21	$27.83	$29.44	$34.95	$34.32
Net investment income(a)	0.23	0.24	0.28	0.23	0.22
Net realized and unrealized gain	3.04	6.77	1.26	2.37	5.09
Total from investment operations	3.27	7.01	1.54	2.60	5.31
Distributions to shareholders from net investment income	(0.23)	(0.24)	(0.21)	(0.25)	(0.19)
Distributions to shareholders from net realized gains	(1.64)	(1.39)	(2.94)	(7.86)	(4.49)
Total distributions	(1.87)	(1.63)	(3.15)	(8.11)	(4.68)
Net asset value, end of year	$34.61	$33.21	$27.83	$29.44	$34.95
Total return(b)	10.23%	26.67%	5.64%	8.51%	17.42%
Net assets, end of year (in 000s)	$123,768	$117,301	$88,227	$75,447	$75,497
Ratio of net expenses to average net assets	0.76%	0.78%	0.82%	1.04%	1.08%
Ratio of total expenses to average net assets	0.76%	0.78%	0.82%	1.04%	1.08%
Ratio of net investment income to average net assets	0.67%	0.81%	1.01%	0.79%	0.68%
Portfolio turnover rate	45%	34%	37%	40%	40%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value (‘NAV”) at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	75

COMMERCE VALUE FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Value Fund
	Year Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$33.02	$29.98	$31.65	$32.50	$29.83
Net investment income(a)	0.81	0.87	0.77	0.86	0.78
Net realized and unrealized gain	1.20	3.63	1.58	0.06	2.69
Total from investment operations	2.01	4.50	2.35	0.92	3.47
Distributions to shareholders from net investment income	(0.80)	(0.87)	(0.76)	(0.85)	(0.78)
Distributions to shareholders from net realized gains	(3.26)	(0.59)	(3.26)	(0.92)	(0.02)
Total distributions	(4.06)	(1.46)	(4.02)	(1.77)	(0.80)
Net asset value, end of year	$30.97	$33.02	$29.98	$31.65	$32.50
Total return(b)	6.22%	15.29%	8.48%	2.88%	11.76%
Net assets, end of year (in 000s)	$221,189	$250,755	$273,983	$199,796	$237,325
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of total expenses to average net assets	0.79%	0.74%	0.74%	0.73%	0.71%
Ratio of net investment income to average net assets	2.56%	2.73%	2.61%	2.70%	2.50%
Portfolio turnover rate	49%	47%	41%	33%	18%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	MidCap Growth Fund
	Year Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$40.46	$34.64	$36.10	$38.82	$38.64
Net investment income(a)	0.18	0.20	0.21	0.16	0.06
Net realized and unrealized gain	2.58	7.43	1.21	2.39	4.36
Total from investment operations	2.76	7.63	1.42	2.55	4.42
Distributions to shareholders from net investment income	(0.20)	(0.18)	(0.12)	(0.05)	(0.11)
Distributions to shareholders from net realized gains	(2.58)	(1.63)	(2.76)	(5.22)	(4.13)
Total distributions	(2.78)	(1.81)	(2.88)	(5.27)	(4.24)
Net asset value, end of year	$40.44	$40.46	$34.64	$36.10	$38.82
Total return(b)	7.04%	23.03%	4.24%	7.02%	12.58%
Net assets, end of year (in 000s)	$161,719	$150,539	$106,270	$67,451	$64,835
Ratio of net expenses to average net assets	0.83%	0.82%	0.87%	1.03%	1.05%
Ratio of total expenses to average net assets	0.83%	0.82%	0.87%	1.03%	1.05%
Ratio of net investment income to average net assets	0.44%	0.55%	0.62%	0.44%	0.15%
Portfolio turnover rate	71%	58%	39%	50%	43%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	77

COMMERCE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Bond Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$20.04	$20.22	$19.96	$20.43	$20.24
Net investment income(a)	0.59	0.60	0.61	0.64	0.70
Net realized and unrealized gain (loss)	(0.94)	(0.12)	0.33	(0.34)	0.27
Total from investment operations	(0.35)	0.48	0.94	0.30	0.97
Distributions to shareholders from net investment income	(0.64)	(0.65)	(0.66)	(0.70)	(0.78)
Distributions to shareholders from net realized gains	—	(0.01)	(0.02)	(0.07)	—
Total distributions	(0.64)	(0.66)	(0.68)	(0.77)	(0.78)
Net asset value, end of year	$19.05	$20.04	$20.22	$19.96	$20.43
Total return (loss)(b)	(1.80)%	2.44%	4.79%	1.49%	4.86%
Net assets, end of year (in 000s)	$1,094,903	$1,078,318	$1,098,321	$981,447	$867,634
Ratio of net expenses to average net assets	0.66%	0.66%	0.67%	0.68%	0.70%
Ratio of total expenses to average net assets	0.66%	0.66%	0.67%	0.68%	0.70%
Ratio of net investment income to average net assets	3.00%	2.99%	3.05%	3.18%	3.44%
Portfolio turnover rate	17%	26%	17%	21%	22%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

78	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Short-Term Government Fund
	Year Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$17.11	$17.34	$17.43	$17.54	$17.78
Net investment income(a)	0.28	0.22	0.21	0.17	0.24
Net realized and unrealized loss	(0.35)	(0.17)	(0.02)	(0.04)	(0.12)
Total from investment operations	(0.07)	0.05	0.19	0.13	0.12
Distributions to shareholders from net investment income	(0.31)	(0.28)	(0.28)	(0.24)	(0.36)
Net asset value, end of year	$16.73	$17.11	$17.34	$17.43	$17.54
Total return (loss)(b)	(0.38)%	0.31%	1.09%	0.81%	0.70%
Net assets, end of year (in 000s)	$71,540	$99,011	$107,942	$103,997	$97,944
Ratio of net expenses to average net assets	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of total expenses to average net assets	0.92%	0.88%	0.88%	0.83%	0.88%
Ratio of net investment income to average net assets	1.64%	1.28%	1.21%	0.97%	1.35%
Portfolio turnover rate	17%	21%	35%	68%	27%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	79

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	National Tax-Free Intermediate Bond Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$19.63	$19.84	$19.54	$19.45	$19.27
Net investment income(a)	0.43	0.43	0.43	0.42	0.54
Net realized and unrealized gain (loss)	(0.68)	(0.12)	0.30	0.09	0.32
Total from investment operations	(0.25)	0.31	0.73	0.51	0.86
Distributions to shareholders from net investment income	(0.43)	(0.43)	(0.43)	(0.42)	(0.54)
Distributions to shareholders from net realized gains	(0.03)	(0.09)	—	—	(0.14)
Total distributions	(0.46)	(0.52)	(0.43)	(0.42)	(0.68)
Net asset value, end of year	$18.92	$19.63	$19.84	$19.54	$19.45
Total return (loss)(b)	(1.31)%	1.62%	3.76%	2.63%	4.59%
Net assets, end of year (in 000s)	$362,244	$338,416	$328,038	$286,406	$266,001
Ratio of net expenses to average net assets	0.59%	0.61%	0.62%	0.64%	0.67%
Ratio of total expenses to average net assets	0.59%	0.61%	0.62%	0.64%	0.67%
Ratio of net investment income to average net assets	2.21%	2.22%	2.17%	2.16%	2.81%
Portfolio turnover rate	33%	37%	27%	36%	74%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

80	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Missouri Tax-Free Intermediate Bond Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$19.52	$19.68	$19.53	$19.52	$19.25
Net investment income(a)	0.47	0.48	0.47	0.47	0.56
Net realized and unrealized gain (loss)	(0.68)	(0.16)	0.15	0.01	0.37
Total from investment operations	(0.21)	0.32	0.62	0.48	0.93
Distributions to shareholders from net investment income	(0.47)	(0.48)	(0.47)	(0.47)	(0.56)
Distributions to shareholders from net realized gains	—	—	—	—	(0.10)
Total distributions	(0.47)	(0.48)	(0.47)	(0.47)	(0.66)
Net asset value, end of year	$18.84	$19.52	$19.68	$19.53	$19.52
Total return (loss)(b)	(1.09)%	1.70%	3.21%	2.48%	4.92%
Net assets, end of year (in 000s)	$339,801	$344,291	$346,467	$310,149	$306,674
Ratio of net expenses to average net assets	0.63%	0.64%	0.64%	0.65%	0.67%
Ratio of total expenses to average net assets	0.63%	0.64%	0.64%	0.65%	0.67%
Ratio of net investment income to average net assets	2.46%	2.50%	2.40%	2.43%	2.90%
Portfolio turnover rate	18%	15%	21%	17%	29%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of these financial statements.	81

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Year

	Kansas Tax-Free Intermediate Bond Fund
	Year Ended October 31,
	2018	2017	2016	2015	2014
Per Share Data
Net asset value, beginning of year	$19.35	$19.57	$19.46	$19.39	$18.90
Net investment income(a)	0.42	0.43	0.42	0.43	0.50
Net realized and unrealized gain (loss)	(0.60)	(0.22)	0.11	0.06	0.53
Total from investment operations	(0.18)	0.21	0.53	0.49	1.03
Distributions to shareholders from net investment income	(0.42)	(0.43)	(0.42)	(0.42)	(0.50)
Distributions to shareholders from net realized gains	—	—	—	—	(0.04)
Total distributions	(0.42)	(0.43)	(0.42)	(0.42)	(0.54)
Net asset value, end of year	$18.75	$19.35	$19.57	$19.46	$19.39
Total return (loss)(b)	(0.94)%	1.09%	2.74%	2.57%	5.51%
Net assets, end of year (in 000s)	$147,495	$140,555	$137,306	$117,537	$105,395
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of total expenses to average net assets	0.77%	0.81%	0.81%	0.83%	0.87%
Ratio of net investment income to average net assets	2.21%	2.22%	2.14%	2.21%	2.63%
Portfolio turnover rate	8%	17%	11%	13%	26%

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

82	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2018

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation approaches or techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at their last sale price on the valuation date, or if no sale occurs, at the last bid price. Such investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Indexed Securities — These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2018

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2018:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$121,017,742	$—	$—
Exchange Traded Fund	1,589,165	—	—
Repurchase Agreement	—	1,164,000	—
Total	$122,606,907	$1,164,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$214,459,180	$—	$—
Exchange Traded Fund	6,004,500	—	—
Repurchase Agreement	—	647,000	—
Total	$220,463,680	$647,000	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$158,917,546	$—	$—
Exchange Traded Fund	885,588	—	—
Repurchase Agreement	—	2,020,000	—
Total	$159,803,134	$2,020,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$189,244,003	$—
Municipal Bond Obligations	—	59,312,029	—
Mortgage-Backed Obligations	—	279,116,649	—
Corporate Obligations	—	444,045,993	—
Foreign Debt Obligations	242,210	—	—
U.S. Treasury and/or Other U.S. Government Agencies	99,510,651	9,704,525	—
Investment Company	4,730,965	—	—
Repurchase Agreement	—	9,874,000	—
Total	$104,483,826	$991,297,199	$—

SHORT TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,730,231	$—
Mortgaged-Backed Obligations	—	26,587,605	—
U.S. Treasury and/or Other U.S. Government Agencies	12,669,982	29,840,951	—
Repurchase Agreement	—	181,000	—
Total	$12,669,982	$59,339,787	$—

NATIONAL TAX-FREE INTERMEDIATE
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$357,996,957	$—
U.S. Treasury and/or Other U.S. Government Agencies	1,995,974	—	—
Repurchase Agreement	—	3,702,000	—
Total	$1,995,974	$361,698,957	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$336,896,357	$—
Repurchase Agreement	—	944,000	—
Total	$—	$337,840,357	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2018

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$142,668,369	$—
U.S. Treasury Obligation	4,243,709	—	—
Repurchase Agreement	—	239,000	—
Total	$4,243,709	$142,907,369	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million
MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the fiscal year ended October 31, 2018, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.37%, 0.50%, 0.35%, 0.35% and 0.45%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), and Commerce serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.025% of each Fund’s average daily net assets. State Street Bank and Trust Company

COMMERCE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

(“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2019. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2018.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before December 1, 2015 may provide for payments of up to 0.25% of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization. For the fiscal year ended October 31, 2018, Commerce Bank an affiliate of the Adviser, received $466,732 in shareowner servicing fees.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2018

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2018, was as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$55,023,360	$—	$59,001,019
Value	—	114,071,943	—	155,852,471
MidCap Growth	—	113,614,811	—	111,524,435
Bond	48,589,654	167,397,944	178,610,050	6,446,104
Short-Term Government	13,790,335	—	34,052,749	2,697,219
National Tax-Free Intermediate Bond	—	165,716,544	—	112,899,343
Missouri Tax-Free Intermediate Bond	—	66,874,990	—	60,626,206
Kansas Tax-Free Intermediate Bond	—	24,586,296	—	10,595,417

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2018 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$1,693,926	$5 ,963,887	$2 ,494,526	$35,191,863
Net long-term capital gains	4,881,379	24,048,755	7,856,742	—
Total taxable distributions	$6,575,305	$30,012,642	$10,351,268	$35,191,863

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,559,449	$331,120	$18,336	$17,775
Net long-term capital gains	—	534,418	—	—
Total taxable distributions	1,559,449	865,538	18,336	17,775
Total tax-exempt income distributions	$—	$7,478,071	$8,383,570	$3,127,536

COMMERCE FUNDS

6. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2017 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$1,045,003	$8,986,993	$588,285	$34,374,764
Net long-term capital gains	4,175,694	4,207,903	4,998,011	433,651
Total taxable distributions	$5,220,697	$13,194,896	$5,586,296	$34,808,415

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$1,664,495	$1,050,226	$14,462	$2,225
Net long-term capital gains	—	776,499	—	—
Total taxable distributions	1,664,495	1,826,725	14,462	2,225
Total tax-exempt income distributions	$—	$6,777,786	$8,407,732	$2,967,063

As of October 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$2,890,416	$366,949	$4,425,183	$2,339,795
Undistributed long-term capital gains	8,071,522	19,769,228	10,611,801	—
Total undistributed earnings	$10,961,938	$20,136,177	$15,036,984	$2 ,339,795
Capital loss carryforward	—	—	—	(2,297,076)
Timing differences (distributions payable, deferred compensation)	(34,082)	(53,677)	(29,086)	(2,431,531)
Unrealized gains (losses) — net	32,303,730	20,444,127	21,827,432	(24,842,202)
Total accumulated gains (losses) — net	$43,231,586	$40,526,627	$36,835,330	$(27,231,014)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$56,516	$—	$—	$—
Undistributed tax-exempt income	—	1,146,491	732,584	310,821
Undistributed long-term capital gains	—	463,571	—	—
Total undistributed earnings	$56,516	$1,610,062	$732,584	$310,821
Capital loss carryforward	(4,981,848)	—	(4,011,924)	(421,314)
Timing differences (distributions payable, deferred compensation)	(91,540)	(739,526)	(671,442)	(278,219)
Unrealized gains (losses) — net	(780,960)	(4,701,572)	(2,290,453)	(848,714)
Total accumulated gains (losses) — net	$(5,797,832)	$(3,831,036)	$(6,241,235)	$(1,237,426)

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2018

6. TAX INFORMATION (continued)

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:(1)(2)
Expiring 2019	$—	$(375,119)	$—	$—
Perpetual Short-term	(634,497)	(499,430)	(290,207)	—
Perpetual Long-term	(1,662,579)	(4,107,299)	(3,721,717)	(421,314)
Total capital loss carryforwards:	$(2,297,076)	$(4,981,848)	$(4,011,924)	$(421,314)

(1)	Expiration occurs on October 31 of the year indicated. Short-Term Government Fund had a capital loss carry forward of $460,436 that expired in the current fiscal year.

(2)	The Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds utilized $58,074, $167,892 and $226,098, respectively, of capital losses in the current fiscal year.

As of October 31, 2018, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$91,467,177	$200,666,553	$139,995,702	$1,120,623,227
Gross unrealized gain	35,341,996	28,530,910	27,361,165	19,005,388
Gross unrealized loss	(3,038,266)	(8,086,783)	(5,533,733)	(43,847,590)
Net unrealized security gain (loss)	$32,303,730	$20,444,127	$21,827,432	$(24,842,202)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$72,790,729	$368,396,503	$340,130,810	$147,999,792
Gross unrealized gain	1,343,295	1,721,337	3,968,785	1,765,327
Gross unrealized loss	(2,124,255)	(6,422,909)	(6,259,238)	(2,614,041)
Net unrealized security loss	$(780,960)	$(4,701,572)	$(2,290,453)	$(848,714)

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

The Commerce Short-Term Government Fund reclassed $460,436 from paid in capital to distributable earnings for the year ending October 31, 2018. In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from expired capital loss carryforwards.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

COMMERCE FUNDS

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

High Yield Risk — The Bond Fund is subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risks — The fixed income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of a Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Liquidity Risk — The fixed income Funds are subject to liquidity risk. Each fixed income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the fixed income funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Mid-Cap and Small-Cap Risk — The Growth, Value and MidCap Growth Funds are subject to the risks associated with investing in equity securities of mid- and small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.

Non-Diversified Risk — Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio.

Portfolio Concentration Risks — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2018

7. OTHER RISKS (continued)

assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update ASU 2017-08 — Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 08”). The amendments in the ASU 08 shorten the amortization period for certain callable debt securities held at a premium, by requiring amortization to the earliest call date. ASU 08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. GSAM and Commerce are currently evaluating the impact, if any, of the amendments.

In September 2018, the Financial Accounting Standards Board issued Accounting Standards Update ASU 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 13”). The amendments in the ASU 13 modify fair value measurement disclosures and are effective for the Funds’ fiscal years beginning after December 15, 2019. GSAM and Commerce are currently evaluating the impact, if any, of the amendments.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows

	Growth Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	583,548	911,142
Reinvestment of distributions	63,113	72,596
Shares redeemed	(602,764)	(621,635)
Net Increase	43,897	362,103

	Value Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	1,202,012	2,848,235
Reinvestment of distributions	509,370	244,283
Shares redeemed	(2,163,529)	(4,636,926)
Net Decrease	(452,147)	(1,544,408)

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	687,173	1,097,391
Reinvestment of distributions	52,801	27,150
Shares redeemed	(462,469)	(471,473)
Net Increase	277,505	653,068

	Bond Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	11,553,547	12,027,618
Reinvestment of distributions	434,821	443,399
Shares redeemed	(8,340,634)	(12,980,437)
Net Increase (Decrease)	3,647,734	(509,420)

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2018

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	1,007,390	1,804,340
Reinvestment of distributions	40,144	40,313
Shares redeemed	(2,559,623)	(2,279,740)
Net Decrease	(1,512,089)	(435,087)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	3,895,625	3,299,538
Reinvestment of distributions	13,530	21,268
Shares redeemed	(1,999,541)	(2,618,714)
Net Increase	1,909,614	702,092

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	2,948,018	3,346,269
Reinvestment of distributions	57,611	58,099
Shares redeemed	(2,610,437)	(3,370,613)
Net Increase	395,192	33,755

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2018	For the Fiscal Year Ended October 31, 2017
	Shares	Shares
Shares sold	1,414,687	1,467,374
Reinvestment of distributions	14,883	15,267
Shares redeemed	(824,243)	(1,237,025)
Net Increase	605,327	245,616

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

of The Commerce Funds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, each as series of The Commerce Funds, including the schedules of investments, as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to The Commerce Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Commerce investment companies since 1994.

Boston, Massachusetts

December 18, 2018

COMMERCE FUNDS

Fund Expenses – Period Ended October 31, 2018 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 through October 31, 2018, which represents a period of 184 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid for the 6 months ended 10/31/18*	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid for the 6 months ended 10/31/18*	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid for the 6 months ended 10/31/18*	Beginning Account Value 5/1/18	Ending Account Value 10/31/18	Expenses Paid for the 6 months ended 10/31/18*
Fund	Growth Fund			Value Fund			MidCap Growth Fund			Bond Fund
Shares
Actual	$1,000.00	$1,062.30	$4.00	$1,000.00	$1,038.90	$3.60	$1,000.00	$1,026.40	$4.19	$1,000.00	$997.60	$3.32
Hypothetical 5% return	1,000.00	1,021.32+	3.92	1,000.00	1,021.68+	3.57	1,000.00	1,021.07+	4.18	1,000.00	1,021.88+	3.36
	Short-Term Government Fund			National Tax-Free Intermediate Bond Fund			Missouri Tax-Free Intermediate Bond Fund			Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,004.70	$3.44	$1,000.00	$1,000.30	$3.03	$1,000.00	$1,001.00	$3.23	$1,000.00	$1,000.70	$3.53
Hypothetical 5% return	1,000.00	1,021.78+	3.47	1,000.00	1,022.18+	3.06	1,000.00	1,021.98+	3.26	1,000.00	1,021.68+	3.57

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.77%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.60
MidCap Growth	0.82	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.66	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years; unless the Board, in its discretion, votes to retain a trustee or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 75	Lead Independent Trustee	24 years	Emeritus Professor, International Center for Automotive Research, Clemson University, since 2016; Consultant, Ewing Marion Kauffman Foundation, since 2017; Professor, International Center for Automotive Research, Clemson University, from 2004 to 2016; Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, from July 1996 to July 2004.	8	Director, Great Plains Energy Inc., since 1994.

*Scott D. Monette c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 57	Trustee	Since August 2017	Chief Executive Officer, Big Heart Wines LLC, since 2013; Director, Spartan Light Metal Products, Inc., since 2014; Chief Financial Officer, from 2011 to 2013, Corporate Vice President, Treasurer and Corporate Development Officer, from 2001 to 2011, Ralcorp Holdings, Inc. (food manufacturing).	8	None

**Charles W. Peffer c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 71	Trustee	15 years	Retired. Former Partner and Managing Partner of KPMG LLP until September 2002.	8	Director, Garmin Ltd. (aviation and consumer technology), since 2004; Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products), since 2010; Director, HD Supply Holdings, Inc. (industrial distributor of products and services in North America), since 2013.

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Independent Trustees (continued)

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex[2] Overseen by Trustee	Other Directorships Held During Past 5 Years[3]
Erika Z. Schenk c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 46	Trustee	Since August 2017	General Counsel and Vice President of Compliance, World Wide Technology, Inc., (technology solutions and services) since 2014; Senior Counsel, The Boeing Company (aerospace manufacturing), from 2011 to 2014.	8	None

James M. Snowden, Jr. c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 75	Trustee	8 years	Executive Vice President, Huntleigh Securities Corporation, since 1995.	8	None

Interested Trustees

***Martin E. Galt, III c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 76	Trustee and Chairman	14 years	Chairman, Commerce Family Office, since December 1, 2011; Chairman, The Commerce Trust Company, September 1, 2004 to October 31, 2010; President, Investment Products, TIAA-CREF, January 1999 to October 2003.	8	None

****V. Raymond Stranghoener c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 67	None	Since February 2018	Chairman, since 2018, Chairman and CEO, from 2016 to 2018, President and CEO, from 1999 to 2016, Commerce Trust Company.	8	None

[1]

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date a Trustee dies, resigns or is removed by at least two-thirds of the Board in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the calendar year during which the Trustee attains the age of 75 years, unless the Board, in its discretion, votes to retain a Trustee; or (d) the Trust terminates. The Board has extended the terms of David Bodde and James Snowden to December 31, 2019 in order to provide an appropriate transition of new Trustees. Mr. Galt is scheduled to retire as of December 31, 2018.

[2]	The “Fund Complex” consists of the Trust.

[3]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

*

Mr. Monette has obtained a $1.5 million line of credit from Commerce Bank, N.A. (“Commerce Bank”), a subsidiary of Commerce Bancshares, the parent company of the Adviser, for purposes of his business. The line of credit is secured by assets in a trust owned by Mr. Monette’s wife. The largest amount of the loan outstanding during the two most recently completed calendar years was $200,958, and the amount outstanding as of December 31, 2017 was $199,624. The line of credit and its terms, including the rate of interest, were negotiated at arms’ length and are consistent with the terms and pricing of other similar lines of credit extended by Commerce Bank, and Mr. Monette was not provided with any preferential terms. For this reason, Mr. Monette is not considered to have a material business or professional relationship with the Adviser or its affiliates.

**

Mr. Peffer serves as an independent director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $371,680 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the 1940 Act as a result of the Transaction.

***

Mr. Galt is an interested person of the Trust because he owns shares of the Adviser’s parent company, Commerce Bancshares, and because he also currently serves as Chairman of the Commerce Family Office.

****	Mr. Stranghoener is an interested person of the Trust because he is the Chairman of CTC, an affiliate of the Adviser, and Commerce Bancshares, the parent company of the Adviser. In addition, Mr. Stranghoener owns shares of Commerce Bancshares. Mr. Stranghoener was elected as Chair of the Board as of January 1, 2019, to succeed Mr. Galt upon his retirement from the Board.

COMMERCE FUNDS

Officers

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 58	President	10 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Vice President, Commerce Bank, since 1998; President, The Commerce Funds, since May 2008.

Laura Spidle Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 49	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Since August 2017	Compliance Manager, American Century Investments, 2004-2017.

Gordon Lui Goldman Sachs & Co. LLC 200 West Street New York, NY 10282 Age: 37	Treasurer	2 years	Vice President, Goldman Sachs Asset Management, Global Fund Services Group, since January 2011.

Peter W. Fortner Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 60	Chief Accounting Officer	11 years	Vice President, Goldman Sachs & Co. LLC, since July 2000; Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

Philip V. Giuca, Jr. Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, NJ 07302 Age: 56	Assistant Treasurer	20 years	Managing Director, Goldman Sachs & Co. LLC, since January 2014; Vice President, Goldman Sachs & Co. LLC, May 1992 to December 2013; Assistant Secretary, The Goldman Sachs Group Inc., and Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since 2000.

Joseph McClain Goldman Sachs & Co. LLC 200 West Street New York, NY 10282 Age: 34	Assistant Secretary	Since November 2017	Vice President and Assistant General Counsel, Goldman Sachs Asset Management, since February 2016; Associate, Dechert LLP, April 2012 to January 2016.

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 51	Vice President	10 years	Vice President and Business Manager, The Commerce Funds, since November 2013; Vice President and Business Manager, Commerce Investment Advisors, Inc., since March 2012; Assistant Vice President and Business Manager, The Commerce Funds, from November 2008 to November 2013; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund invests in small- and mid-capitalization securities. The securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2018, 86.12%, 100%, and 53.98% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2018, 87.59%, 100%, and 59.52% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, and National Tax-Free Intermediate Bond Funds designate $4,881,379, $24,048,755, $7,856,742, and $534,418, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2018.

During the year ended October 31, 2018, 95.76%, 99.78%, and 99.43%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2018, the Growth and Mid Cap Growth Funds designate $862,824 and $1,756,053, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2018, 100% of the distributions paid from net investment company taxable income by the Bond and Short-Term Government Funds, respectively, are designated as interest-related dividends pursuant to section 871(k) of the Internal Revenue Code.

COMMERCE FUNDS

Supplemental Proxy Information (Unaudited)

A special meeting of shareholders (the “Meeting”) of The Commerce Funds (the “Trust”) was held on Friday, February 9, 2018 at 10:00 a.m. Central time at the offices of the Trust, 922 Walnut St., Suite 401, Kansas City, Missouri 64106. The Meeting was held for the following purpose:

(1) To elect David L. Bodde, Martin E. Galt, III, Scott D. Monette, Charles W. Peffer, Erika Z. Schenk, James M. Snowden, Jr. and V. Raymond Stranghoener as Trustees of the Trust.

The result of the proxy solicitation on the above matter is shown below. Amounts shown below are shares of all Funds of the Trust.

Name of Nominee	In Favor	Withheld
David L. Bodde	109,045,302.251	431,868.606
Martin E. Galt, III	109,042,351.967	434,818.890
Scott D. Monette	109,092,406.068	384,764.789
Charles W. Peffer	109,059,835.888	417,334.969
Erika Z. Schenk	109,186,487.529	290,683.328
James M. Snowden, Jr.	109,086,107.514	391,063.343
V. Raymond Stranghoener	108,901,198.825	575,972.032

ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc.
922 Walnut Street, 4th Floor Kansas City, Missouri 64106
CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282
CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111
TRANSFER AGENT
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive Quincy, Massachusetts 02167
DISTRIBUTOR
Goldman Sachs & Co. LLC
200 West Street
New York, New York 10282
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South Street
Boston, Massachusetts 02111
LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square Suite 2000
Philadelphia, Pennsylvania 19103-6996
IMPORTANT INFORMATION
This Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.
The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC.
The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.
NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TRUSTEES
Martin E. Galt III
Chairman
David L. Bodde
Lead Independent Trustee
Scott D. Monette
Charles W. Peffer
Erika Z. Schenk
James M. Snowden, Jr.
V. Raymond Stranghoener
OFFICERS
William Schuetter
President
Laura Spidle
Vice President, Chief Compliance Officer; Anti-Money Laundering Officer and Secretary Jeffrey Bolin
Vice President
Peter W. Fortner
Chief Accounting Officer
Gordon Lui
Treasurer
Philip V. Giuca Jr.
Assistant Treasurer
Joseph McClain
Assistant Secretary
COMMERCE FUNDS
922 Walnut Street, 4th Floor
Kansas City, MO 64106
www.commercefunds.com
1-800-995-6365
Commerce
funds
150956-otu-884486

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 13(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $152,600 and $148,350 for fiscal years ended October 31, 2018 and 2017, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $45,880 and $44,520 for the fiscal years ended October 31, 2018 and 2017, respectively. Tax fees for the fiscal years ended October 31, 2018 and 2017 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $345,951 and $287,132 for the fiscal years ended October 31, 2018 and 2017, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
December 28, 2018

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
December 28, 2018